UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21987

ALPS VARIABLE INVESTMENT TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Karen Gilomen, Esq.

ALPS Variable Investment Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019 - June 30, 2019

Item 1.	Reports to Stockholders.

June 30, 2019

Morningstar Conservative ETF Asset Allocation Portfolio

Morningstar Income and Growth ETF Asset Allocation Portfolio

Morningstar Balanced ETF Asset Allocation Portfolio

Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

ALPS | Alerian Energy Infrastructure Portfolio

ALPS | Red Rocks Listed Private Equity Portfolio

ALPS | Stadion Core ETF Portfolio

ALPS | Stadion Tactical Growth Portfolio

An ALPS Advisors Solution

TABLE OF

CONTENTS

Disclosure of Fund Expenses	1
Morningstar ETF Asset Allocation Series
Performance Overview	3
Schedules of Investments	8
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	20
ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview	30
Schedule of Investments	33
Statement of Assets and Liabilities	34
Statements of Operations	35
Statements of Changes in Net Assets	36
Financial Highlights	37
ALPS | Red Rocks Listed Private Equity Portfolio
Performance Overview	39
Schedule of Investments	41
Statement of Assets and Liabilities	42
Statements of Operations	43
Statements of Changes in Net Assets	44
Financial Highlights	45
ALPS | Stadion Portfolio Series
Performance Overview	47
Schedules of Investments	51
Statements of Assets and Liabilities	53
Statements of Operations	54
Statements of Changes in Net Assets	55
Financial Highlights	57
Notes to Financial Statements	61
Additional Information	70
Approval of Investment Advisory & Sub-Advisory Agreements	71

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You can contact your insurance company or your financial intermediary to indicate that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolios available under your contract or policy, or held via your financial intermediary.

alpsfunds.com

ALPS Variable Investment Trust

Disclosure of Fund Expenses	June 30, 2019 (Unaudited)

Examples. As a shareholder of one or more portfolios listed on the following pages, (each a “Portfolio” and collectively, the “Portfolios”) you incur only one of two potential types of costs. You do not incur transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution (12b-1) and shareholder service fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2019 and held through June 30, 2019.

Actual Expenses. The first line under each Portfolio of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under each Portfolio of the table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each Portfolio of the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table below are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Net Expense Ratio(1)	Expenses Paid During Period January 1, 2019 - June 30, 2019(2)
Morningstar Conservative ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,065.70	0.53%	$2.71
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.17	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$1,065.10	0.78%	$3.99
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.93	0.78%	$3.91
Morningstar Income and Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,084.90	0.53%	$2.74
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.17	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$1,083.40	0.78%	$4.03
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.93	0.78%	$3.91
Morningstar Balanced ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,105.20	0.53%	$2.77
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.17	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$1,102.90	0.78%	$4.07
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.93	0.78%	$3.91
Morningstar Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,124.50	0.53%	$2.79
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.17	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$1,122.60	0.78%	$4.11
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.93	0.78%	$3.91

1  |  June 30, 2019

ALPS Variable Investment Trust

Disclosure of Fund Expenses (continued)	June 30, 2019 (Unaudited)

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Net Expense Ratio(1)	Expenses Paid During Period January 1, 2019 - June 30, 2019(2)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,137.30	0.53%	$2.81
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.17	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$1,134.90	0.78%	$4.13
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.93	0.78%	$3.91
ALPS | Alerian Energy Infrastructure Portfolio
Class I
Actual Fund Return	$1,000.00	$1,213.70	0.95%	$5.21
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76
Class III
Actual Fund Return	$1,000.00	$1,212.70	1.30%	$7.13
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.35	1.30%	$6.51
ALPS | Red Rocks Listed Private Equity Portfolio
Class I
Actual Fund Return	$1,000.00	$1,216.90	1.05%	$5.77
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,019.59	1.05%	$5.26
Class III
Actual Fund Return	$1,000.00	$1,215.00	1.45%	$7.96
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,017.60	1.45%	$7.25
ALPS | Stadion Core ETF Portfolio
Class I
Actual Fund Return	$1,000.00	$1,113.90	0.80%	$4.19
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
Class III
Actual Fund Return	$1,000.00	$1,112.60	1.15%	$6.02
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,019.09	1.15%	$5.76
ALPS | Stadion Tactical Growth Portfolio
Class I
Actual Fund Return	$1,000.00	$1,086.60	0.95%	$4.91
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76
Class III
Actual Fund Return	$1,000.00	$1,085.00	1.26%	$6.51
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.55	1.26%	$6.31

(1)	Annualized based on the Portfolios’ expenses from January 1, 2019 through June 30, 2019.

(2)	Expenses are equal to the Portfolios’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

NOTE ON FEES

If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”) or a participant in a qualified plan, you may also incur fees associated with the Contract you purchase or the qualified plan, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in a Portfolio is presented in the prospectus for your Contract or disclosure documents for the plan through which the Portfolio’s shares are offered to you.

2  |  June 30, 2019

Morningstar ETF Asset Allocation Series

Performance Overview	June 30, 2019 (Unaudited)

INVESTMENT OBJECTIVE

The Morningstar Conservative ETF Asset Allocation Portfolio seeks to provide investors with current income and preservation of capital.

The Morningstar Income and Growth ETF Asset Allocation Portfolio seeks to provide investors with current income and capital appreciation.

The Morningstar Balanced ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation and some current income.

The Morningstar Growth ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation.

The Morningstar Aggressive Growth ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation.

3  |  June 30, 2019

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2019 (Unaudited)

MORNINGSTAR ETF ASSET ALLOCATION SERIES PERFORMANCE SUMMARY

The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestments of dividends and capital gains.

Conservative (return of $10,000 based on actual performance)

Balanced (return of $10,000 based on actual performance)

Aggressive Growth (return of $10,000 based on actual performance)

Income & Growth (return of $10,000 based on actual performance)

Growth (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables on pages 6 and 7 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

4  |  June 30, 2019

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2019 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS | FOR THE PERIODS ENDED JUNE 30, 2019

					Since Inception (4/30/07)	Annualized Expense Ratios as disclosed in current prospectus dated 4/30/19†
Portfolio	6 Months**	1 Year	5 Year	10 Year		Gross	Net
Conservative - Class I	6.57%	5.86%	2.85%	4.23%	3.51%	0.75%	0.69%
Conservative - Class II	6.51%	5.60%	2.59%	3.97%	3.24%	1.00%	0.94%
Conservative Blended Benchmark (20% Equity)*(a)	8.03%	6.99%	3.63%	5.38%	4.49%
Blended Benchmark^(f)	8.28%	8.29%	4.44%	5.89%	4.92%
Income & Growth - Class I	8.49%	5.49%	3.69%	5.93%	3.94%	0.69%	0.68%
Income & Growth - Class II	8.34%	5.20%	3.44%	5.67%	3.68%	0.94%	0.93%
Income & Growth Blended Benchmark (40% Equity)*(b)	10.46%	7.18%	4.81%	7.29%	5.18%
Blended Benchmark^(g)	10.89%	9.07%	6.08%	8.15%	5.86%
Balanced - Class I	10.52%	5.08%	4.60%	7.73%	4.46%	0.67%	0.67%
Balanced - Class II	10.29%	4.71%	4.32%	7.44%	4.19%	0.92%	0.92%
Balanced Blended Benchmark (60% Equity)*(c)	12.77%	7.12%	5.89%	9.07%	5.70%
Blended Benchmark^(h)	13.53%	9.75%	7.70%	10.42%	6.74%
Growth - Class I	12.45%	4.57%	5.38%	9.12%	4.63%	0.66%	0.66%
Growth - Class II	12.26%	4.28%	5.10%	8.85%	4.36%	0.91%	0.91%
Growth Blended Benchmark (80% Equity)*(d)	14.88%	6.75%	6.86%	10.68%	6.01%
Blended Benchmark^(i)	16.10%	10.22%	9.25%	12.62%	7.49%
Aggressive Growth - Class I	13.73%	3.94%	5.86%	9.86%	4.56%	0.64%	0.64%
Aggressive Growth - Class II	13.49%	3.62%	5.58%	9.58%	4.29%	0.89%	0.89%
Agressive Growth Blended Benchmark (95% Equity)*(e)	16.48%	6.46%	7.61%	11.91%	6.22%
Blended Benchmark^(j)	17.32%	10.34%	9.99%	13.67%	7.79%

Since each Portfolio does not seek to replicate its respective Blended benchmark*,^, performance results between the Portfolio and each respective benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

*	(a) The Conservative Benchmark is a blended benchmark consisting of 14% Russell 3000 TR USD/ 6% MSCI ACWI Ex USA IMI NR USD/ 58% Bloomberg Barclays U.S. Universal TR USD/ 12% Citi WGBI NonUSD USD/ 10% ICE BofAML Treasury 3 Month TR Index; (b) The Income and Growth Benchmark is a blended benchmark consisting of 28% Russell 3000 TR USD/ 12% MSCI ACWI Ex USA IMI NR USD/ 46% Bloomberg Barclays U.S. Universal TR USD/ 9% Citi WGBI NonUSD USD/ 5% ICE BofAML Treasury 3 Month TR Index; (c) The Balanced Benchmark is a blended benchmark consisting of 42% Russell 3000 TR USD/ 18% MSCI ACWI Ex USA IMI NR USD/ 32% Bloomberg Barclays U.S. Universal TR USD/ 6% Citi WGBI NonUSD USD/ 2% ICE BofAML Treasury 3 Month TR Index; (d) The Growth Benchmark is a blended benchmark consisting of 56% Russell 3000 TR USD/ 24% MSCI ACWI Ex USA IMI NR USD/ 15% Bloomberg Barclays U.S. Universal TR USD/ 3% Citi WGBI NonUSD USD/ 2% ICE BofAML Treasury 3 Month TR Index; (e) The Aggressive Growth Benchmark is a blended benchmark consisting of 67% Russell 3000 TR USD/ 28% MSCI ACWI Ex USA IMI NR USD/ 3% Bloomberg Barclays U.S. Universal TR USD/ 2% ICE BofAML Treasury 3 Month TR Index.

^	Blended Benchmark: (f) Blended benchmark of 20% S&P 500® Index/73% Bloomberg Barclays U.S. Aggregate Bond Index /7% ICE BofAML Treasury 3 Month TR Index for the Conservative Portfolio; (g) 40% S&P 500® Index/55% Bloomberg Barclays U.S. Aggregate Bond Index/5% ICE BofAML Treasury 3 Month TR Index for the Income & Growth Portfolio; (h) 60% S&P 500® Index/38% Bloomberg Barclays U.S. Aggregate Bond Index/2% ICE BofAML Treasury 3 Month TR Index for the Balanced Portfolio; (i) 80% S&P 500® Index/20% Bloomberg Barclays U.S. Aggregate Bond Index for the Growth Portfolio; and (j) 90% S&P 500® Index/10% Bloomberg Barclays U.S. Aggregate Bond Index for the Aggressive Growth Portfolio. Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The S&P 500® and the Barclays Indexes reflect the reinvestment of dividends.

**	Total return for a period of less than one year is not annualized.

†	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect and Financial Highlights tables for expense ratios as of June 30, 2019. Note the net expense ratios above, as shown in the current Prospectus, include estimated acquired fund fees, which are not incurred in the expense ratios stated throughout the rest of this report. The Adviser and Sub-Adviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed a maximum of 0.53% of Class I or Class II shares average daily net assets through April 29, 2020. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.53% for Class I or Class II agreed to by the Adviser and Sub-Adviser.

5  |  June 30, 2019

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2019 (Unaudited)

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the Portfolios. The Distributor is not affiliated with the Sub-Adviser.

Morningstar Investment Management LLC (“Morningstar”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying exchange-traded funds (“ETFs”). Morningstar starts the investment process by scouring the globe for opportunities. Instead of tracking closely to an index-defined universe, Morningstar looks broadly, investigating asset classes, sub-asset classes, sectors, and securities in markets around the world. Morningstar applies a valuation analysis supported by in-depth fundamental research to find opportunities that are believed to be attractively priced. Morningstar prefers to invest in ideas that go against the market consensus because the only way to outperform is to be different from what the market has already included in the stock price. Morningstar also looks closely at each asset class’ risk, which can be complex, multifaceted, and vary over time. Morningstar believes that one of the best ways to control for risk is to buy fundamentally strong assets that appear to be underpriced. In-depth valuation analysis and contrarian indicators are the key ways Morningstar generates investment ideas. As valuation-driven investors, Morningstar primarily focuses on price changes relative to fair value through time. Given that markets are dynamic, Morningstar reassesses the portfolio given the changes in investment ideas, aggregate risks, and portfolio exposures. This iterative process reconsiders the opportunity set, with a constant eye on fundamental diversification and portfolio allocations.

MORNINGSTAR ETF ASSET ALLOCATION SERIES INVESTMENT ALLOCATION SUMMARY

*	As of June 30, 2019. Holdings are subject to change and may not reflect the current or future position of the Portfolio.

The table below shows there were changes in the strategic allocations provided by Morningstar’s proprietary asset allocation methodology for the six months ended June 30, 2019. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Schedule of Investments on the following pages for actual holdings allocations as of June 30, 2019.

Asset Classes

	Conservative as of		Income & Growth as of		Balanced as of		Growth as of		Aggressive Growth as of
	6/30/19	12/31/18	6/30/19	12/31/18	6/30/19	12/31/18	6/30/19	12/31/18	6/30/19	12/31/18
U.S. Equity	8.5%	8.5%	20.0%	20.0%	30.0%	30.0%	42.0%	42.0%	50.5%	50.3%
Non-U.S. Equity	9.0%	8.5%	17.5%	17.0%	26.5%	25.5%	33.5%	32.5%	40.0%	38.7%
U.S. Bonds	72.0%	73.5%	54.5%	55.5%	37.0%	38.5%	21.0%	22.5%	9.5%	11.0%
Non-U.S. Bonds	9.5%	8.5%	7.0%	6.5%	5.5%	5.0%	3.5%	3.0%	0.0%	0.0%
Cash Equivalents	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%	0.0%	0.0%	0.0%	0.0%

Each Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, real estate, and international ETFs. Asset allocation does not assure a profit or protect against down markets. Equity securities are subject to investment risk, including possible loss of principal amount invested. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk, and market risk.

The Morningstar ETF Allocation Series Portfolios are not ETFs; instead, they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

6  |  June 30, 2019

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2019 (Unaudited)

Conservative – Asset Class Allocation#
(as a percentage of net assets)

Balanced – Asset Class Allocation#
(as a percentage of net assets)

Aggressive Growth – Asset Class Allocation#

(as a percentage of net assets)

Income & Growth – Asset Class Allocation#
(as a percentage of net assets)

Growth – Asset Class Allocation#
(as a percentage of net assets)

#	Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio as of June 30, 2019 and these underlying securities holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Holdings are subject to change and may not reflect the current or future position of the Portfolio.

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2019. Holdings are subject to change and do not reflect the current or future position of the Portfolio.

7  |  June 30, 2019

Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2019 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.08%
iShares - 7.03%
Core S&P 500® ETF	2,398	$706,811
JP Morgan USD Emerging Markets Bond ETF	10,762	1,219,227
MSCI EAFE Value ETF	3,619	173,965
MSCI United Kingdom ETF	10,769	348,054

Total iShares		2,448,057

Other - 92.05%
PIMCO Enhanced Short Maturity Active ETF	3,357	341,575
Schwab US TIPS ETF	18,458	1,039,370
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	61,166	2,122,460
Vanguard® Consumer Staples ETF	3,510	522,148
Vanguard® FTSE Developed Markets ETF	46,012	1,919,160
Vanguard® FTSE Emerging Markets ETF	16,528	702,936
Vanguard® Intermediate-Term Government Bond ETF	15,746	1,038,764
Vanguard® Mid-Cap Value ETF	3,162	352,057
Vanguard® Mortgage-Backed Securities ETF	52,635	2,780,707
Vanguard® Short-Term Bond ETF	86,443	6,961,255
Vanguard® Short-Term Corporate Bond ETF	30,165	2,433,712
Vanguard® Short-Term Inflation-Protected Securities ETF	21,063	1,038,827
Vanguard® Total Bond Market ETF	113,265	9,408,924
Vanguard® Total Stock Market ETF	5,904	886,131
Vanguard® Value ETF	4,725	524,097

Total Other		32,072,123

Total Exchange Traded Funds
(Cost $33,573,360)		34,520,180
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 2.44%
State Street Institutional Treasury Plus Money Market Fund	2.249%	850,475	$850,475

Total Short-Term Investments
(Cost $850,475)			850,475

Total Investments - 101.52%
(Total cost $34,423,835)			35,370,655

Liabilities in Excess of Other Assets - (1.52)%			(530,539)

Net Assets - 100.00%			$34,840,116

See Notes to Financial Statements.

8  |  June 30, 2019

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2019 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.94%
iShares - 13.40%
Core S&P 500® ETF	10,186	$3,002,323
Core S&P® Mid-Cap ETF	9,700	1,884,322
JP Morgan USD Emerging Markets Bond ETF	16,685	1,890,244
MSCI EAFE Value ETF	37,868	1,820,315
MSCI United Kingdom ETF	45,043	1,455,790

Total iShares		10,052,994

Other - 85.54%
Franklin FTSE Japan ETF	31,105	747,142
PIMCO Enhanced Short Maturity Active ETF	7,317	744,505
Schwab US TIPS ETF	33,313	1,875,855
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	99,454	3,451,054
Vanguard® Consumer Staples ETF	12,408	1,845,814
Vanguard® FTSE Developed Markets ETF	98,490	4,108,018
Vanguard® FTSE Emerging Markets ETF	88,865	3,779,428
Vanguard® Health Care ETF	4,383	762,379
Vanguard® Intermediate-Term Government Bond ETF	22,855	1,507,744
Vanguard® Mid-Cap Value ETF	6,777	754,551
Vanguard® Mortgage-Backed Securities ETF	70,755	3,737,987
Vanguard® Short-Term Bond ETF	120,560	9,708,697
Vanguard® Short-Term Corporate Bond ETF	41,764	3,369,520
Vanguard® Short-Term Inflation-Protected Securities ETF	30,186	1,488,773
Vanguard® Total Bond Market ETF	221,674	18,414,459
Vanguard® Total Stock Market ETF	30,130	4,522,212
Vanguard® Value ETF	20,286	2,250,123
Xtrackers MSCI EAFE Hedged Equity ETF	34,849	1,101,577

Total Other		64,169,838

Total Exchange Traded Funds
(Cost $70,718,941)		74,222,832
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.06%
State Street Institutional Treasury Plus Money Market Fund	2.249%	792,550	$792,550

Total Short-Term Investments
(Cost $792,550)			792,550

Total Investments - 100.00%
(Total cost $71,511,491)			75,015,382

Liabilities in Excess of Other Assets - 0.00%(1)			(2)

Net Assets - 100.00%			$75,015,380

(1)	Less than 0.005%.

See Notes to Financial Statements.

9  |  June 30, 2019

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2019 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.87%
iShares - 22.81%
Core S&P 500® ETF	47,387	$13,967,318
Core S&P® Mid-Cap ETF	62,157	12,074,619
JP Morgan USD Emerging Markets Bond ETF	32,029	3,628,565
MSCI EAFE Value ETF	103,878	4,993,416
MSCI United Kingdom ETF	155,144	5,014,254

Total iShares		39,678,172

Other - 76.06%
Franklin FTSE Japan ETF	107,441	2,580,733
PIMCO Enhanced Short Maturity Active ETF	17,277	1,757,935
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	181,108	6,284,448
Vanguard® Consumer Staples ETF	41,419	6,161,490
Vanguard® FTSE Developed Markets ETF	353,661	14,751,200
Vanguard® FTSE Emerging Markets ETF	298,462	12,693,589
Vanguard® Health Care ETF	15,822	2,752,079
Vanguard® Mortgage-Backed Securities ETF	67,487	3,565,338
Vanguard® Short-Term Bond ETF	172,344	13,878,862
Vanguard® Short-Term Corporate Bond ETF	33,151	2,674,623
Vanguard® Short-Term Inflation-Protected Securities ETF	54,024	2,664,464
Vanguard® Total Bond Market ETF	479,695	39,848,264
Vanguard® Total Stock Market ETF	81,586	12,245,243
Vanguard® Value ETF	47,633	5,283,452
Xtrackers MSCI EAFE Hedged Equity ETF	163,132	5,156,602

Total Other		132,298,322

Total Exchange Traded Funds
(Cost $158,773,807)		171,976,494
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.08%
State Street Institutional Treasury Plus Money Market Fund	2.249%	1,867,176	$1,867,176

Total Short-Term Investments
(Cost $1,867,176)			1,867,176

Total Investments - 99.95%
(Total cost $160,640,983)			173,843,670

Other Assets in Excess of Liabilities - 0.05%			94,418

Net Assets - 100.00%			$173,938,088

See Notes to Financial Statements.

10  |  June 30, 2019

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2019 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.86%
iShares - 28.43%
Core S&P 500® ETF	77,969	$22,981,363
Core S&P® Mid-Cap ETF	95,477	18,547,362
JP Morgan USD Emerging Markets Bond ETF	20,111	2,278,375
MSCI EAFE Value ETF	201,784	9,699,757
MSCI United Kingdom ETF	266,384	8,609,531

Total iShares		62,116,388

Other - 71.43%
Franklin FTSE Japan ETF	223,765	5,374,835
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	162,461	5,637,397
Vanguard® Consumer Staples ETF	65,209	9,700,491
Vanguard® FTSE Developed Markets ETF	444,168	18,526,247
Vanguard® FTSE Emerging Markets ETF	510,897	21,728,449
Vanguard® Health Care ETF	32,191	5,599,303
Vanguard® Short-Term Bond ETF	175,807	14,157,738
Vanguard® Small-Cap ETF	13,964	2,187,600
Vanguard® Total Bond Market ETF	380,653	31,620,845
Vanguard® Total Stock Market ETF	131,689	19,765,202
Vanguard® Value ETF	118,651	13,160,769
Xtrackers MSCI EAFE Hedged Equity ETF	273,066	8,631,616

Total Other		156,090,492

Total Exchange Traded Funds
(Cost $199,052,893)		218,206,880

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.09%
State Street Institutional Treasury Plus Money Market Fund	2.249%	198,506	$198,506

Total Short-Term Investments
(Cost $198,506)			198,506

Total Investments - 99.95%
(Total cost $199,251,399)			218,405,386

Other Assets in Excess of Liabilities - 0.05%			107,878

Net Assets - 100.00%			$218,513,264

See Notes to Financial Statements.

11  |  June 30, 2019

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2019 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 100.02%
iShares - 32.38%
Core S&P 500® ETF	42,024	$12,386,574
Core S&P® Mid-Cap ETF	51,286	9,962,818
MSCI EAFE Value ETF	124,015	5,961,401
MSCI United Kingdom ETF	159,896	5,167,839

Total iShares		33,478,632

Other - 67.64%
Franklin FTSE Japan ETF	128,759	3,092,791
Schwab Fundamental Emerging Markets Large Company Index ETF	143,603	4,127,150
Vanguard® Consumer Staples ETF	37,886	5,635,922
Vanguard® FTSE Developed Markets ETF	229,636	9,578,118
Vanguard® FTSE Emerging Markets ETF	196,057	8,338,304
Vanguard® Health Care ETF	17,866	3,107,612
Vanguard® Short-Term Bond ETF	51,224	4,125,069
Vanguard® Small-Cap ETF	9,973	1,562,370
Vanguard® Total Bond Market ETF	68,355	5,678,250
Vanguard® Total Stock Market ETF	82,858	12,436,157
Vanguard® Value ETF	64,783	7,185,730
Xtrackers MSCI EAFE Hedged Equity ETF	160,236	5,065,060

Total Other		69,932,533

Total Exchange Traded Funds
(Cost $95,273,808)		103,411,165

Total Investments - 100.02%
(Total cost $95,273,808)		103,411,165

Liabilities in Excess of Other Assets - (0.02)%		(25,502)

Net Assets - 100.00%		$103,385,663

See Notes to Financial Statements.

12  |  June 30, 2019

Morningstar ETF Asset Allocation Series

Statements of Assets and Liabilities	As of June 30, 2019 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value	$35,370,655	$75,015,382	$173,843,670	$218,405,386	$103,411,165
Receivable for shares sold	13,151	23,143	116,484	24,178	19,908
Dividends receivable	5,962	43,457	146,893	275,367	185,859
Other assets	1,252	2,768	6,639	8,310	3,812
Total Assets	35,391,020	75,084,750	174,113,686	218,713,241	103,620,744

LIABILITIES:

Payable to custodian for overdraft	–	–	–	–	14,256
Payable for investments purchased	502,800	–	–	–	–
Payable for shares redeemed	13,176	7,308	50,647	52,993	150,457
Payable to advisor	9,505	25,280	63,447	79,541	35,349
Payable for distribution and service fees	6,126	13,981	29,857	26,145	9,264
Payable for audit fees	10,404	10,404	10,404	10,404	10,404
Payable for trustees' fees	292	284	587	312	366
Accrued expenses and other liabilities	8,601	12,113	20,656	30,582	14,985
Total Liabilities	550,904	69,370	175,598	199,977	235,081
Net Assets	$34,840,116	$75,015,380	$173,938,088	$218,513,264	$103,385,663

NET ASSETS CONSIST OF:

Paid-in capital	$32,905,835	$67,849,701	$151,998,504	$180,243,576	$86,815,306
Total distributable earnings	1,934,281	7,165,679	21,939,584	38,269,688	16,570,357
Net Assets	$34,840,116	$75,015,380	$173,938,088	$218,513,264	$103,385,663

Investments, at Cost	$34,423,835	$71,511,491	$160,640,983	$199,251,399	$95,273,808

PRICING OF SHARES:

Class I:
Net Assets	$4,110,053	$5,587,933	$26,709,311	$89,337,703	$57,626,574
Shares of beneficial interest outstanding	367,274	560,328	2,569,231	8,038,886	4,768,028
Net assets value, offering and redemption price per share	$11.19	$9.97	$10.40	$11.11	$12.09

Class II:
Net Assets	$30,730,063	$69,427,447	$147,228,776	$129,175,561	$45,759,089
Shares of beneficial interest outstanding	2,761,021	6,598,049	14,018,750	11,846,193	3,828,295
Net assets value, offering and redemption price per share	$11.13	$10.52	$10.50	$10.90	$11.95

See Notes to Financial Statements.

13  |  June 30, 2019

Morningstar ETF Asset Allocation Series

Statements of Operations	For the Six Months Ended June 30, 2019 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends	$413,582	$924,551	$2,249,773	$2,841,377	$1,314,521
Total Investment Income	413,582	924,551	2,249,773	2,841,377	1,314,521

EXPENSES:
Investment advisor fee	74,522	161,461	384,612	478,601	221,431
12b-1 fees:
Class II	36,440	82,973	181,218	158,958	55,312
Custodian fees	3,233	3,218	5,038	9,786	4,316
Administration fee	3,210	3,210	3,210	3,210	3,210
Legal fees	1,273	2,612	6,132	7,548	3,514
Audit fees	8,755	8,755	8,755	8,755	8,755
Trustees' fees and expenses	4,647	9,669	23,028	28,051	13,170
Report to shareholder fees	1,795	3,543	8,268	13,558	6,918
Other expenses	5,287	6,329	10,846	12,718	7,487
Total expenses before waiver/reimbursements	139,162	281,770	631,107	721,185	324,113
Less fees waived/reimbursed by investment advisor
Class I	(1,787)	(637)	–	–	(4,187)
Class II	(13,089)	(7,802)	–	–	(3,330)
Total Net Expenses	124,286	273,331	631,107	721,185	316,596
Net Investment Income	289,296	651,220	1,618,666	2,120,192	997,925

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	30,691	278,806	971,576	4,173,013	1,895,619
Net change in unrealized appreciation on investments	1,797,185	4,893,918	14,246,846	18,395,392	9,600,631
Net Realized and Unrealized Gain on Investments	1,827,876	5,172,724	15,218,422	22,568,405	11,496,250
Net Increase in Net Assets Resulting from Operations	$2,117,172	$5,823,944	$16,837,088	$24,688,597	$12,494,175

See Notes to Financial Statements.

14  |  June 30, 2019

Morningstar Conservative ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
OPERATIONS:

Net investment income	$289,296	$687,617
Net realized gain	30,691	256,850
Long-term capital gain distributions from other investment companies	–	2,318
Net change in unrealized appreciation/(depreciation)	1,797,185	(1,741,912)
Net increase/(decrease) in net assets resulting from operations	2,117,172	(795,127)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(148,054)
Class II	–	(1,050,847)
Total distributions	–	(1,198,901)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	294,852	923,263
Issued to shareholders in reinvestment of distributions	–	148,054
Cost of shares redeemed	(331,569)	(842,017)
Net increase/(decrease) from share transactions	(36,717)	229,300
Class II
Proceeds from sale of shares	3,954,180	10,965,706
Issued to shareholders in reinvestment of distributions	–	1,050,847
Cost of shares redeemed	(4,621,056)	(12,081,443)
Net decrease from share transactions	(666,876)	(64,890)

Net increase/(decrease) in net assets	1,413,579	(1,829,618)

NET ASSETS:

Beginning of period	33,426,537	35,256,155
End of period	$34,840,116	$33,426,537

OTHER INFORMATION - SHARES:

Class I
Sold	27,140	84,305
Reinvested	–	14,127
Redeemed	(30,512)	(76,202)
Net increase/(decrease) in shares outstanding	(3,372)	22,230

Class II
Sold	364,978	1,005,449
Reinvested	–	100,656
Redeemed	(429,658)	(1,103,302)
Net increase/(decrease) in shares outstanding	(64,680)	2,803

See Notes to Financial Statements.

15  |  June 30, 2019

Morningstar Income and Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
OPERATIONS:

Net investment income	$651,220	$1,477,171
Net realized gain	278,806	1,590,196
Long-term capital gain distributions from other investment companies	–	4,145
Net change in unrealized appreciation/(depreciation)	4,893,918	(6,250,475)
Net increase/(decrease) in net assets resulting from operations	5,823,944	(3,178,963)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(345,229)
Class II	–	(3,997,711)
Total distributions	–	(4,342,940)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	337,139	1,152,401
Issued to shareholders in reinvestment of distributions	–	345,229
Cost of shares redeemed	(314,992)	(1,195,508)
Net increase from share transactions	22,147	302,122
Class II
Proceeds from sale of shares	5,073,517	10,316,495
Issued to shareholders in reinvestment of distributions	–	3,997,711
Cost of shares redeemed	(5,992,585)	(17,761,869)
Net decrease from share transactions	(919,068)	(3,447,663)

Net increase/(decrease) in net assets	4,927,023	(10,667,444)

NET ASSETS:

Beginning of period	70,088,357	80,755,801
End of period	$75,015,380	$70,088,357

OTHER INFORMATION - SHARES:

Class I
Sold	35,007	114,141
Reinvested	–	37,322
Redeemed	(32,587)	(118,398)
Net increase in shares outstanding	2,420	33,065

Class II
Sold	495,048	970,354
Reinvested	–	409,182
Redeemed	(589,688)	(1,668,412)
Net decrease in shares outstanding	(94,640)	(288,876)

See Notes to Financial Statements.

16  |  June 30, 2019

Morningstar Balanced ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
OPERATIONS:

Net investment income	$1,618,666	$3,419,896
Net realized gain	971,576	3,338,175
Long-term capital gain distributions from other investment companies	–	8,776
Net change in unrealized appreciation/(depreciation)	14,246,846	(17,874,595)
Net increase/(decrease) in net assets resulting from operations	16,837,088	(11,107,748)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(2,854,512)
Class II	–	(15,853,014)
Total distributions	–	(18,707,526)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	1,218,000	2,831,219
Issued to shareholders in reinvestment of distributions	–	2,854,512
Cost of shares redeemed	(2,038,511)	(2,809,836)
Net increase/(decrease) from share transactions	(820,511)	2,875,895
Class II
Proceeds from sale of shares	4,569,683	20,913,939
Issued to shareholders in reinvestment of distributions	–	15,853,014
Cost of shares redeemed	(13,380,128)	(38,568,925)
Net decrease from share transactions	(8,810,445)	(1,801,972)

Net increase/(decrease) in net assets	7,206,132	(28,741,351)

NET ASSETS:

Beginning of period	166,731,956	195,473,307
End of period	$173,938,088	$166,731,956

OTHER INFORMATION - SHARES:

Class I
Sold	121,092	254,767
Reinvested	–	298,902
Redeemed	(203,134)	(251,221)
Net increase/(decrease) in shares outstanding	(82,042)	302,448

Class II
Sold	452,696	1,849,935
Reinvested	–	1,641,099
Redeemed	(1,320,913)	(3,425,236)
Net increase/(decrease) in shares outstanding	(868,217)	65,798

See Notes to Financial Statements.

17  |  June 30, 2019

Morningstar Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
OPERATIONS:

Net investment income	$2,120,192	$4,050,666
Net realized gain	4,173,013	9,801,649
Long-term capital gain distributions from other investment companies	–	5,482
Net change in unrealized appreciation/(depreciation)	18,395,392	(31,419,805)
Net increase/(decrease) in net assets resulting from operations	24,688,597	(17,562,008)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(9,549,622)
Class II	–	(14,755,042)
Total distributions	–	(24,304,664)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	3,999,050	8,627,185
Issued to shareholders in reinvestment of distributions	–	9,549,622
Cost of shares redeemed	(4,207,360)	(10,207,429)
Net increase/(decrease) from share transactions	(208,310)	7,969,378
Class II
Proceeds from sale of shares	4,410,732	27,748,394
Issued to shareholders in reinvestment of distributions	–	14,755,042
Cost of shares redeemed	(12,467,828)	(35,699,388)
Net increase/(decrease) from share transactions	(8,057,096)	6,804,048

Net increase/(decrease) in net assets	16,423,191	(27,093,246)

NET ASSETS:

Beginning of period	202,090,073	229,183,319
End of period	$218,513,264	$202,090,073

OTHER INFORMATION - SHARES:

Class I
Sold	373,436	721,230
Reinvested	–	944,572
Redeemed	(390,550)	(844,734)
Net increase/(decrease) in shares outstanding	(17,114)	821,068

Class II
Sold	418,719	2,336,096
Reinvested	–	1,485,906
Redeemed	(1,184,367)	(3,019,116)
Net increase/(decrease) in shares outstanding	(765,648)	802,886

See Notes to Financial Statements.

18  |  June 30, 2019

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
OPERATIONS:

Net investment income	$997,925	$1,837,624
Net realized gain	1,895,619	4,236,850
Long-term capital gain distributions from other investment companies	–	1,208
Net change in unrealized appreciation/(depreciation)	9,600,631	(15,523,316)
Net increase/(decrease) in net assets resulting from operations	12,494,175	(9,447,634)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(5,105,686)
Class II	–	(4,538,616)
Total distributions	–	(9,644,302)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	4,463,056	8,458,031
Issued to shareholders in reinvestment of distributions	–	5,105,686
Cost of shares redeemed	(2,699,062)	(5,235,968)
Net increase from share transactions	1,763,994	8,327,749
Class II
Proceeds from sale of shares	2,638,976	10,733,327
Issued to shareholders in reinvestment of distributions	–	4,538,616
Cost of shares redeemed	(6,214,410)	(13,735,061)
Net increase/(decrease) from share transactions	(3,575,434)	1,536,882

Net increase/(decrease) in net assets	10,682,735	(9,227,305)

NET ASSETS:

Beginning of period	92,702,928	101,930,233
End of period	$103,385,663	$92,702,928

OTHER INFORMATION - SHARES:

Class I
Sold	383,720	657,121
Reinvested	–	466,273
Redeemed	(230,463)	(407,043)
Net increase in shares outstanding	153,257	716,351

Class II
Sold	228,813	833,829
Reinvested	–	418,692
Redeemed	(545,648)	(1,068,770)
Net increase/(decrease) in shares outstanding	(316,835)	183,751

See Notes to Financial Statements.

19  |  June 30, 2019

Morningstar Conservative ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.50		$11.16	$10.75	$10.72	$11.27	$11.24
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.11		0.25	0.25	0.22	0.18	0.17
Net realized and unrealized gain/(loss) on investments	0.58		(0.48)	0.44	0.30	(0.29)	0.18
Total income/(loss) from investment operations	0.69		(0.23)	0.69	0.52	(0.11)	0.35

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.27)	(0.23)	(0.20)	(0.16)	(0.15)
From net realized gain	–		(0.16)	(0.05)	(0.29)	(0.28)	(0.17)
Total distributions	–		(0.43)	(0.28)	(0.49)	(0.44)	(0.32)
Net increase/(decrease) in net asset value	0.69		(0.66)	0.41	0.03	(0.55)	0.03
Net asset value - end of year	$11.19		$10.50	$11.16	$10.75	$10.72	$11.27

Total Return*	6.57	%(3)	(2.09)%	6.45%	4.88%	(0.96)%	3.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$4,110		$3,891	$3,888	$3,714	$3,296	$3,340
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.62	%(4)	0.59%	0.57%	0.58%	0.57%	0.55%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.99	%(4)	2.24%	2.27%	1.97%	1.59%	1.48%
Portfolio turnover rate	11	%(3)	47%	35%	55%	37%	23%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2016, the Morningstar Conservative ETF Asset Allocation Portfolio was known as Ibbotson Conservative ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

20  |  June 30, 2019

Morningstar Conservative ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.45		$11.11	$10.70	$10.67	$11.22	$11.20
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.09		0.22	0.22	0.18	0.15	0.14
Net realized and unrealized gain/(loss) on investments	0.59		(0.48)	0.44	0.31	(0.28)	0.17
Total income/(loss) from investment operations	0.68		(0.26)	0.66	0.49	(0.13)	0.31

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.24)	(0.20)	(0.17)	(0.14)	(0.12)
From net realized gain	–		(0.16)	(0.05)	(0.29)	(0.28)	(0.17)
Total distributions	–		(0.40)	(0.25)	(0.46)	(0.42)	(0.29)
Net increase/(decrease) in net asset value	0.68		(0.66)	0.41	0.03	(0.55)	0.02
Net asset value - end of year	$11.13		$10.45	$11.11	$10.70	$10.67	$11.22

Total Return*	6.51	%(3)	(2.37)%	6.20%	4.61%	(1.21)%	2.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$30,730		$29,536	$31,368	$31,705	$35,325	$36,575
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.87	%(4)	0.84%	0.82%	0.83%	0.82%	0.80%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.71	%(4)	1.98%	2.00%	1.66%	1.33%	1.22%

Portfolio turnover rate	11	%(3)	47%	35%	55%	37%	23%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2016, the Morningstar Conservative ETF Asset Allocation Portfolio was known as Ibbotson Conservative ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

21  |  June 30, 2019

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$9.19		$10.26	$10.00	$10.12	$10.93	$10.90
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.10		0.22	0.23	0.20	0.18	0.17
Net realized and unrealized gain/(loss) on investments	0.68		(0.63)	0.78	0.49	(0.35)	0.22
Total income/(loss) from investment operations	0.78		(0.41)	1.01	0.69	(0.17)	0.39

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.25)	(0.23)	(0.23)	(0.21)	(0.16)
From net realized gain	–		(0.41)	(0.52)	(0.58)	(0.43)	(0.20)
Total distributions	–		(0.66)	(0.75)	(0.81)	(0.64)	(0.36)
Net increase/(decrease) in net asset value	0.78		(1.07)	0.26	(0.12)	(0.81)	0.03
Net asset value - end of year	$9.97		$9.19	$10.26	$10.00	$10.12	$10.93

Total Return*	8.49	%(3)	(3.99)%	10.12%	6.73%	(1.52)%	3.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$5,588		$5,126	$5,385	$4,712	$4,417	$4,227
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.55	%(4)	0.54%	0.54%	0.54%	0.52%	0.50%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.53%	0.52%	0.50%
Net investment income after waiver/reimbursements	2.04	%(4)	2.18%	2.16%	1.92%	1.63%	1.56%
Portfolio turnover rate	9	%(3)	35%	34%	40%	24%	16%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2016, the Morningstar Income and Growth ETF Asset Allocation Portfolio was known as Ibbotson Income and Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

22  |  June 30, 2019

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$9.71		$10.80	$10.48	$10.57	$11.37	$11.33
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.09		0.20	0.21	0.18	0.15	0.15
Net realized and unrealized gain/(loss) on investments	0.72		(0.66)	0.83	0.50	(0.35)	0.22
Total income/(loss) from investment operations	0.81		(0.46)	1.04	0.68	(0.20)	0.37

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.22)	(0.20)	(0.19)	(0.17)	(0.13)
From net realized gain	–		(0.41)	(0.52)	(0.58)	(0.43)	(0.20)
Total distributions	–		(0.63)	(0.72)	(0.77)	(0.60)	(0.33)
Net increase/(decrease) in net asset value	0.81		(1.09)	0.32	(0.09)	(0.80)	0.04
Net asset value - end of year	$10.52		$9.71	$10.80	$10.48	$10.57	$11.37

Total Return*	8.34	%(3)	(4.25)%	9.94%	6.37%	(1.68)%	3.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$69,427		$64,962	$75,371	$77,704	$88,257	$107,135
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.80	%(4)	0.79%	0.79%	0.79%	0.77%	0.76%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.78%	0.78%	0.77%	0.76%
Net investment income after waiver/reimbursements	1.80	%(4)	1.90%	1.88%	1.63%	1.33%	1.29%
Portfolio turnover rate	9	%(3)	35%	34%	40%	24%	16%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2016, the Morningstar Income and Growth ETF Asset Allocation Portfolio was known as Ibbotson Income and Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

23  |  June 30, 2019

Morningstar Balanced ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$9.41		$11.29	$10.78	$10.64	$11.37	$11.18
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.11		0.23	0.24	0.21	0.19	0.19
Net realized and unrealized gain/(loss) on investments	0.88		(0.89)	1.22	0.72	(0.42)	0.34
Total income/(loss) from investment operations	0.99		(0.66)	1.46	0.93	(0.23)	0.53

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.25)	(0.22)	(0.23)	(0.19)	(0.16)
From net realized gain	–		(0.97)	(0.73)	(0.56)	(0.31)	(0.18)
Total distributions	–		(1.22)	(0.95)	(0.79)	(0.50)	(0.34)
Net increase/(decrease) in net asset value	0.99		(1.88)	0.51	0.14	(0.73)	0.19
Net asset value - end of year	$10.40		$9.41	$11.29	$10.78	$10.64	$11.37

Total Return*	10.52	%(3)	(6.02)%	13.65%	8.69%	(1.97)%	4.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$26,709		$24,962	$26,516	$22,388	$21,502	$20,807
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.53	%(4)	0.52%	0.51%	0.52%	0.51%	0.50%
Net expenses after waiver/reimbursements	0.53	%(4)	0.52%	0.51%	0.52%	0.51%	0.50%
Net investment income after waiver/reimbursements	2.11	%(4)	2.09%	2.06%	1.86%	1.68%	1.70%
Portfolio turnover rate	7	%(3)	23%	38%	34%	29%	19%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2016, the Morningstar Balanced ETF Asset Allocation Portfolio was known as Ibbotson Balanced ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

24  |  June 30, 2019

Morningstar Balanced ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$9.52		$11.40	$10.88	$10.72	$11.45	$11.26
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.09		0.20	0.21	0.17	0.16	0.17
Net realized and unrealized gain/(loss) on investments	0.89		(0.89)	1.23	0.74	(0.42)	0.34
Total income/(loss) from investment operations	0.98		(0.69)	1.44	0.91	(0.26)	0.51

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.22)	(0.19)	(0.19)	(0.16)	(0.14)
From net realized gain	–		(0.97)	(0.73)	(0.56)	(0.31)	(0.18)
Total distributions	–		(1.19)	(0.92)	(0.75)	(0.47)	(0.32)
Net increase/(decrease) in net asset value	0.98		(1.88)	0.52	0.16	(0.73)	0.19
Net asset value - end of year	$10.50		$9.52	$11.40	$10.88	$10.72	$11.45

Total Return*	10.29	%(3)	(6.23)%	13.33%	8.48%	(2.22)%	4.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$147,229		$141,770	$168,957	$164,720	$191,774	$207,046
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.78	%(4)	0.77%	0.76%	0.77%	0.76%	0.75%
Net expenses after waiver/reimbursements	0.78	%(4)	0.77%	0.76%	0.77%	0.76%	0.75%
Net investment income after waiver/reimbursements	1.85	%(4)	1.82%	1.78%	1.56%	1.40%	1.43%
Portfolio turnover rate	7	%(3)	23%	38%	34%	29%	19%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2016, the Morningstar Balanced ETF Asset Allocation Portfolio was known as Ibbotson Balanced ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

25  |  June 30, 2019

Morningstar Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$9.88		$12.15	$11.04	$10.68	$11.27	$10.91
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.11		0.24	0.24	0.20	0.18	0.18
Net realized and unrealized gain/(loss) on investments	1.12		(1.16)	1.70	0.86	(0.44)	0.34
Total income/(loss) from investment operations	1.23		(0.92)	1.94	1.06	(0.26)	0.52

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.23)	(0.19)	(0.20)	(0.17)	(0.14)
From net realized gain	–		(1.12)	(0.64)	(0.50)	(0.16)	(0.02)
Total distributions	–		(1.35)	(0.83)	(0.70)	(0.33)	(0.16)
Net increase/(decrease) in net asset value	1.23		(2.27)	1.11	0.36	(0.59)	0.36
Net asset value - end of year	$11.11		$9.88	$12.15	$11.04	$10.68	$11.27

Total Return*	12.45	%(3)	(7.85)%	17.68%	9.88%	(2.22)%	4.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$89,338		$79,625	$87,918	$73,255	$66,750	$63,676
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.53	%(4)	0.53%	0.51%	0.52%	0.51%	0.50%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.51%	0.52%	0.51%	0.50%
Net investment income after waiver/reimbursements	2.16	%(4)	1.98%	1.96%	1.78%	1.60%	1.64%
Portfolio turnover rate	9	%(3)	28%	43%	37%	28%	16%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2016, the Morningstar Growth ETF Asset Allocation Portfolio was known as Ibbotson Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

26  |  June 30, 2019

Morningstar Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$9.71		$11.96	$10.89	$10.53	$11.12	$10.77
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.10		0.20	0.20	0.16	0.15	0.15
Net realized and unrealized gain/(loss) on investments	1.09		(1.13)	1.67	0.86	(0.44)	0.34
Total income/(loss) from investment operations	1.19		(0.93)	1.87	1.02	(0.29)	0.49

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.20)	(0.16)	(0.16)	(0.14)	(0.12)
From net realized gain	–		(1.12)	(0.64)	(0.50)	(0.16)	(0.02)
Total distributions	–		(1.32)	(0.80)	(0.66)	(0.30)	(0.14)
Net increase/(decrease) in net asset value	1.19		(2.25)	1.07	0.36	(0.59)	0.35
Net asset value - end of year	$10.90		$9.71	$11.96	$10.89	$10.53	$11.12

Total Return*	12.26	%(3)	(8.04)%	17.30%	9.69%	(2.51)%	4.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$129,176		$122,465	$141,266	$121,708	$135,370	$145,233
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.78	%(4)	0.78%	0.76%	0.77%	0.76%	0.75%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.76%	0.77%	0.76%	0.75%
Net investment income after waiver/reimbursements	1.88	%(4)	1.71%	1.71%	1.47%	1.32%	1.35%
Portfolio turnover rate	9	%(3)	28%	43%	37%	28%	16%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2016, the Morningstar Growth ETF Asset Allocation Portfolio was known as Ibbotson Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

27  |  June 30, 2019

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.63		$13.03	$11.65	$11.13	$11.79	$11.48
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.12		0.25	0.23	0.20	0.19	0.20
Net realized and unrealized gain/(loss) on investments	1.34		(1.41)	2.11	1.08	(0.51)	0.34
Total income/(loss) from investment operations	1.46		(1.16)	2.34	1.28	(0.32)	0.54

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.21)	(0.19)	(0.18)	(0.17)	(0.14)
From net realized gain	–		(1.03)	(0.77)	(0.58)	(0.17)	(0.09)
Total distributions	–		(1.24)	(0.96)	(0.76)	(0.34)	(0.23)
Net increase/(decrease) in net asset value	1.46		(2.40)	1.38	0.52	(0.66)	0.31
Net asset value - end of year	$12.09		$10.63	$13.03	$11.65	$11.13	$11.79

Total Return*	13.73	%(3)	(9.17)%	20.17%	11.45%	(2.65)%	4.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$57,627		$49,064	$50,783	$37,588	$29,410	$25,603
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.55	%(4)	0.53%	0.54%	0.55%	0.53%	0.51%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.53%	0.52%	0.51%
Net investment income after waiver/reimbursements	2.16	%(4)	1.96%	1.81%	1.77%	1.56%	1.70%
Portfolio turnover rate	14	%(3)	32%	43%	46%	27%	19%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2016, the Morningstar Aggressive Growth ETF Asset Allocation Portfolio was known as Ibbotson Aggressive Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

28  |  June 30, 2019

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016(1)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.53		$12.91	$11.56	$11.04	$11.70	$11.39
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.11		0.21	0.19	0.16	0.15	0.17
Net realized and unrealized gain/(loss) on investments	1.31		(1.38)	2.09	1.09	(0.50)	0.34
Total income/(loss) from investment operations	1.42		(1.17)	2.28	1.25	(0.35)	0.51

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.18)	(0.16)	(0.15)	(0.14)	(0.11)
From net realized gain	–		(1.03)	(0.77)	(0.58)	(0.17)	(0.09)
Total distributions	–		(1.21)	(0.93)	(0.73)	(0.31)	(0.20)
Net increase/(decrease) in net asset value	1.42		(2.38)	1.35	0.52	(0.66)	0.31
Net asset value - end of year	$11.95		$10.53	$12.91	$11.56	$11.04	$11.70

Total Return*	13.49	%(3)	(9.33)%	19.80%	11.21%	(2.92)%	4.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$45,759		$43,639	$51,147	$43,465	$50,611	$53,164
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.80	%(4)	0.78%	0.79%	0.80%	0.78%	0.76%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.78%	0.78%	0.77%	0.76%
Net investment income after waiver/reimbursements	1.86	%(4)	1.66%	1.52%	1.39%	1.25%	1.41%
Portfolio turnover rate	14	%(3)	32%	43%	46%	27%	19%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to April 30, 2016, the Morningstar Aggressive Growth ETF Asset Allocation Portfolio was known as Ibbotson Aggressive Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

29  |  June 30, 2019

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview	June 30, 2019 (Unaudited)

Investment Objective

The ALPS | Alerian Energy Infrastructure Portfolio (the “Portfolio”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “AMEI Index”).

The Portfolio employs a “passive management” – or indexing – investment approach designed to track the performance of the AMEI Index. Developed by Alerian, the AMEI Index is intended to give investors a means of tracking the overall performance of North American energy infrastructure companies. The AMEI Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities (also known as “midstream energy businesses”).

Portfolio Overview

During the six-month period from January 1, 2019, to June 30, 2019, the Portfolio’s Class I Shares delivered a net return of 21.37% (Class III delivered a net return of 21.27%). This compares to the Portfolio’s index, the Alerian Midstream Energy Select Index, which increased by 18.67% on a price-return basis and 22.41% on a total-return basis.

During the period, multiple constituents were removed from the underlying index in special rebalancings in relation to their acquisition by another entity, including Valero Energy Partners (VLP), Dominion Energy Midstream Partners (DM), and EQGP Holdings (EQGP). EQM Midstream Partners (EQM) was added to the AMEI Index in March but was removed and replaced by its general partner, Equitrans Midstream (ETRN), in June. Constituent Antero Midstream GP (AMGP) merged with Antero Midstream Partners (former ticker AM), and Antero Midstream Corporation (AM) is the surviving entity in the AMEI Index.

After struggling in the fourth quarter of 2018 amid a sharp decline in oil prices and a weakening broader market, energy infrastructure companies rebounded in 2019. A recovery in equity markets and oil prices as well as sector-specific tailwinds helped support energy infrastructure performance. Through June 30, the AMEI Index has modestly outperformed the S&P 500 Index, which gained 17.35% on a price-return basis. WTI crude increased by 28.76% year-to-date through the end of June despite downward price pressure that began in late April.

Fundamentals for energy infrastructure remain constructive given continued growth in oil and gas production from the US and steady production levels from Canada. According to the International Energy Agency (IEA), the US is expected to account for 70% of the global growth in oil production capacity through 2024. Similarly, the United States is expected to account for 35% of global natural gas production growth and 53% of the growth in global natural gas exports through 2024 according to the IEA. Increasing production and exports creates growth opportunities for energy infrastructure companies as more infrastructure is required to handle growing volumes.

In addition to solid fundamentals, midstream has benefitted from continued private equity involvement. On May 10, AMEI Index constituent Buckeye Partners (BPL) announced an agreement to be acquired by Australian firm IFM Investors at a 27.5% premium to its prior closing price. Private equity involvement underscores the positive long-term outlook for energy infrastructure and the value of the stable cash flows generated by these assets.

Ryan Mischker	Andrew Hicks
Co-Portfolio Manager	Co-Portfolio Manager

30  |  June 30, 2019

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview (continued)	June 30, 2019 (Unaudited)

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2019

					Since Inception (5/01/13)	Annualized Expense Ratios as disclosed in current prospectus dated 4/30/19
	Six Months[1]	1 Year	3 Year	5 Year		Gross	Net[2]
ALPS | Alerian Energy Infrastructure Portfolio - Class I	21.37%	1.59%	3.40%	-3.85%	0.76%	0.99%	0.95%
ALPS | Alerian Energy Infrastructure Portfolio - Class III	21.27%	1.14%	3.02%	-4.22%	0.35%	1.34%	1.30%
Alerian Midstream Energy Select Index[3]	22.41%	3.05%	4.74%	-2.64%	2.08%

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.
[2]	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2019. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed 0.80% of either Class I or Class III shares average daily net assets through April 29, 2020. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
[3]	The Alerian Midstream Energy Select Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities. An investor cannot invest directly in an index.

Past performance is no guarantee of future results.

The statements and opinions expressed in this commentary are those of the author, are as of the date of this report, are subject to change, and may not reflect the author’s current views. The information, data, and analyses presented in this commentary do not constitute investment advice; are provided solely for informational purposes; and, therefore are not an offer to buy or sell a particular security. The data and/or information noted are from what we believe to be reliable sources; however, ALPS Advisors, Inc. has no control over the methods or means used to collect the data and/or information and therefore cannot guarantee its accuracy or completeness. The opinions and estimates noted are as of a certain date and subject to change.

Past performance does not guarantee future results. There is no assurance that the investment process will consistently lead to successful investing.

Asset allocation and diversification do not eliminate the risk of experiencing investment losses.

This commentary contains certain forward-looking statements. We use words such as “expects”, “anticipates”, “believes”, “estimates”, “forecasts”, and similar expressions to identify forward-looking statements. Such forward-looking statements involve known and unknown risks, uncertainties and other factors which may cause the actual results to differ materially and/or substantially from any future results, performance or achievements expressed or implied by those projected in the forward-looking statements for any reason.

Investments in securities of MLPs involve risks that differ from an investment in common stock. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

The benefit you are expected to derive from the Portfolio’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Portfolio’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you.

If an MLP in the Portfolio is deemed a corporation rather than a partnership for federal income tax purposes, then the income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the Portfolio which could result in a reduction of the Portfolio’s value.

Legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis, could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Portfolio.

The ALPS | Alerian Energy Infrastructure Portfolio is distributed by ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”). The Distributor is not affiliated with Alerian.

31  |  June 30, 2019

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview (continued)	June 30, 2019 (Unaudited)

Top 10 Holdings(1)(2) (as of June 30, 2019)

Enbridge, Inc.	9.53%
Enterprise Products Partners LP	8.01%
TC Energy Corp.	7.44%
Kinder Morgan, Inc.	6.40%
Energy Transfer LP	5.95%
Plains GP Holdings LP	5.39%
Cheniere Energy, Inc.	5.26%
Pembina Pipeline Corp.	4.87%
ONEOK, Inc.	4.86%
The Williams Cos., Inc.	4.85%
Total	62.56%

(1)	% of Net Assets.

(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2019.

Sector Allocation(1)(2)

The illustration below is based on a hypothetical $10,000 investment in the Portfolio since inception (May 1, 2013). All results shown assume reinvestments of dividends and capital gains.

Growth of $10,000 (as of June 30, 2019)

ALPS | Alerian Energy Infrastructure Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

32  |  June 30, 2019

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments	As of June 30, 2019 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 30.07%
Enbridge, Inc.	209,372	$7,562,365
Gibson Energy, Inc.	65,639	1,170,380
Inter Pipeline, Ltd.	185,878	2,891,325
Keyera Corp.	95,874	2,467,225
Pembina Pipeline Corp.	103,736	3,861,731
TC Energy Corp.	118,976	5,898,150

Total Canadian Energy Infrastructure Companies
(Cost $22,161,769)		23,851,176

U.S. Energy Infrastructure Companies - 30.35%
Cheniere Energy, Inc. (1)	60,981	4,174,149
Equitrans Midstream Corp.	176,574	3,480,273
Kinder Morgan, Inc.	243,144	5,076,847
Macquarie Infrastructure Corp.	33,427	1,355,131
ONEOK, Inc.	56,026	3,855,149
SemGroup Corp., Class A	35,957	431,484
Tallgrass Energy LP	72,594	1,532,459
Targa Resources Corp.	97,514	3,828,400
Tellurian, Inc. (1)	42,753	335,611

Total U.S. Energy Infrastructure Companies
(Cost $24,594,809)		24,069,503

U.S. Energy Infrastructure MLPs - 24.65%
Andeavor Logistics LP	13,227	480,537
BP Midstream Partners LP	7,088	109,722
Buckeye Partners LP	22,718	932,574
CNX Midstream Partners LP	6,224	87,447
Crestwood Equity Partners LP	7,333	262,301
Enable Midstream Partners LP	13,280	182,069
Energy Transfer LP	335,170	4,719,194
Enterprise Products Partners LP	220,010	6,351,689
Genesis Energy LP	16,226	355,349
Holly Energy Partners LP	6,779	186,422
Magellan Midstream Partners LP	31,325	2,004,800
MPLX LP	42,412	1,365,242
NGL Energy Partners LP	17,278	255,196
Noble Midstream Partners LP	3,202	106,499
NuStar Energy LP	14,562	395,213
Phillips 66 Partners LP	8,279	408,569
Shell Midstream Partners LP	18,364	380,502
Summit Midstream Partners LP	6,146	45,726
Western Gas Partners LP	29,953	921,654

Total U.S. Energy Infrastructure MLPs
(Cost $20,476,372)		19,550,705

U.S. General Partners - 13.44%
Antero Midstream Partners LP	117,289	1,344,132
EnLink Midstream LLC	118,319	1,193,838
Plains GP Holdings LP, Class A	171,107	4,272,542
Security Description	Shares	Value
U.S. General Partners (continued)
The Williams Cos., Inc.	137,147	$3,845,602

Total U.S. General Partners
(Cost $11,569,880)		10,656,114

Total Investments - 98.51%
(Total cost $78,802,830)		78,127,498

Other Assets in Excess of Liabilities - 1.49%		1,184,392

Net Assets - 100.00%		$79,311,890

(1)	Non-income producing security.

See Notes to Financial Statements.

33  |  June 30, 2019

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Assets and Liabilities	As of June 30, 2019 (Unaudited)

ASSETS:

Investments, at value	$78,127,498
Receivable for investments sold	1,407,863
Receivable for shares sold	82,772
Dividends receivable	116,010
Other assets	3,192
Total Assets	79,737,335

LIABILITIES:

Payable to custodian for overdraft	81,159
Payable for investments purchased	159,191
Payable for shares redeemed	60,305
Payable to advisor	41,162
Payable for distribution and service fees	31,914
Payable for audit fees	13,001
Payable for trustees' fees	215
Accrued expenses and other liabilities	38,498
Total Liabilities	425,445
Net Assets	$79,311,890

NET ASSETS CONSIST OF:

Paid-in capital	$91,271,674
Total distributable earnings	(11,959,784)
Net Assets	$79,311,890

Investments, at Cost	$78,802,830

PRICING OF SHARES:

Class I:
Net Assets	$1,052,099
Shares of beneficial interest outstanding	114,322
Net assets value, offering and redemption price per share	$9.20

Class III:
Net Assets	$78,259,790
Shares of beneficial interest outstanding	8,522,323
Net assets value, offering and redemption price per share	$9.18

See Notes to Financial Statements.

34  |  June 30, 2019

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Operations	For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $106,971)	$2,300,846
Total Investment Income	2,300,846

EXPENSES:
Investment advisor fee	269,045
12b-1 fees:
Class III	94,837
Shareholder servicing fees:
Class I	750
Class III	94,813
Custodian fees	12,941
Administration fee	3,210
Legal fees	2,633
Audit fees	9,512
Trustees’ fees and expenses	9,858
Report to shareholder fees	18,366
Other expenses	7,562
Total expenses before waiver/reimbursements	523,527
Less fees waived/reimbursed by investment advisor
Class I	(326)
Class III	(24,069)
Total Net Expenses	499,132
Net Investment Income	1,801,714

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(342,937)
Foreign currency transactions	2,343
Net realized loss	(340,594)
Net change in unrealized appreciation on:
Investments	11,926,441
Translation of assets and liabilities denominated in foreign currencies	295
Net change in unrealized appreciation	11,926,736
Net Realized and Unrealized Gain on Investments	11,586,142
Net Increase in Net Assets Resulting from Operations	$13,387,856

See Notes to Financial Statements.

35  |  June 30, 2019

ALPS | Alerian Energy Infrastructure Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
OPERATIONS:

Net investment income	$1,801,714	$2,645,713
Net realized loss	(340,594)	(1,233,041)
Net change in unrealized appreciation/(depreciation)	11,926,736	(16,410,296)
Net increase/(decrease) in net assets resulting from operations	13,387,856	(14,997,624)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(22,577)
Class III	–	(1,307,243)
Total distributions	–	(1,329,820)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	46,586	65,723
Issued to shareholders in reinvestment of distributions	–	22,577
Cost of shares redeemed	(12,881)	(248,723)
Net increase/(decrease) from share transactions	33,705	(160,423)
Class III
Proceeds from sale of shares	11,863,301	8,899,474
Issued to shareholders in reinvestment of distributions	–	1,307,243
Cost of shares redeemed	(7,704,676)	(19,180,281)
Net increase/(decrease) from share transactions	4,158,625	(8,973,564)

Net increase/(decrease) in net assets	17,580,186	(25,461,431)

NET ASSETS:

Beginning of period	61,731,704	87,193,135
End of period	$79,311,890	$61,731,704

OTHER INFORMATION - SHARES:

Class I
Sold	5,078	7,617
Reinvested	–	2,797
Redeemed	(1,412)	(26,710)
Net increase/(decrease) in shares outstanding	3,666	(16,296)

Class III
Sold	1,338,250	988,301
Reinvested	–	161,988
Redeemed	(855,063)	(2,131,098)
Net increase/(decrease) in shares outstanding	483,187	(980,809)

See Notes to Financial Statements.

36  |  June 30, 2019

ALPS | Alerian Energy Infrastructure Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$7.58		$9.55	$9.82	$7.10	$11.91	$10.76
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.22		0.34	0.30	0.28	0.34	0.32
Net realized and unrealized gain/(loss) on investments	1.40		(2.10)	(0.35)	2.65	(4.86)	1.00
Total income/(loss) from investment operations	1.62		(1.76)	(0.05)	2.93	(4.52)	1.32

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.21)	(0.22)	(0.21)	(0.10)	(0.10)
From net realized gain	–		–	–	–	(0.19)	(0.07)
Total distributions	–		(0.21)	(0.22)	(0.21)	(0.29)	(0.17)
Net increase/(decrease) in net asset value	1.62		(1.97)	(0.27)	2.72	(4.81)	1.15
Net asset value - end of period	$9.20		$7.58	$9.55	$9.82	$7.10	$11.91

Total Return*	21.37	%(2)	(18.58)%	(0.49)%	41.39%	(37.71)%	12.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$1,052		$838	$1,213	$393	$330	$365
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.01	%(3)	0.99%	0.97%	0.95%	0.94%	0.95%
Net expenses after waiver/reimbursements	0.95	%(3)	0.95%	0.95%	0.90%	0.90%	0.80%
Net investment income after waiver/ reimbursements	5.04	%(3)	3.71%	3.12%	3.32%	3.37%	2.73%
Portfolio turnover rate	20	%(2)	72%	40%	50%	59%	33%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

37  |  June 30, 2019

ALPS | Alerian Energy Infrastructure Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$7.57		$9.53	$9.80	$7.10	$11.90	$10.72
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.21		0.30	0.26	0.25	0.31	0.27
Net realized and unrealized gain/(loss) on investments	1.40		(2.10)	(0.35)	2.64	(4.85)	1.00
Total income/(loss) from investment operations	1.61		(1.80)	(0.09)	2.89	(4.54)	1.27

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.16)	(0.18)	(0.19)	(0.07)	(0.01)
From net realized gain	–		–	–	–	(0.19)	(0.08)
Total distributions	–		(0.16)	(0.18)	(0.19)	(0.26)	(0.09)
Net increase/(decrease) in net asset value	1.61		(1.96)	(0.27)	2.70	(4.80)	1.18
Net asset value - end of period	$9.18		$7.57	$9.53	$9.80	$7.10	$11.90

Total Return*	21.27	%(2)	(18.96)%	(0.84)%	40.80%	(37.92)%	11.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$78,260		$60,893	$85,980	$87,401	$52,411	$68,777
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.36	%(3)	1.34%	1.32%	1.35%	1.27%	1.40%
Net expenses after waiver/reimbursements	1.30	%(3)	1.30%	1.30%	1.30%	1.23%	1.28%
Net investment income after waiver/ reimbursements	4.67	%(3)	3.37%	2.69%	2.91%	3.07%	2.24%
Portfolio turnover rate	20	%(2)	72%	40%	50%	59%	33%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

38  |  June 30, 2019

ALPS | Red Rocks Listed Private Equity Portfolio

Performance Overview	June 30, 2019 (Unaudited)

Investment Objective

The investment objective of the ALPS | Red Rocks Listed Private Equity Portfolio (the “Portfolio”) is to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.

The Portfolio will invest at least 80% of its net assets in securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”). Although the Portfolio does not invest directly in private companies, it is managed with a similar approach: identifying and investing in long-term, high-quality Listed Private Equity Companies.

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2019

				Since Inception (10/24/14)	Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/19
	Six Months[1]	1 Year	3 Year		Gross	Net[2]
ALPS | Red Rocks Listed Private Equity Portfolio - Class I	21.69%	8.24%	13.82%	9.10%	1.86%	1.64%
ALPS | Red Rocks Listed Private Equity Portfolio - Class III	21.50%	7.87%	13.43%	8.76%	2.21%	1.99%
Red Rocks Global Listed Private Equity Index[3]	21.43%	4.06%	14.09%	9.45%
MSCI World Total Return Index[4]	17.38%	6.94%	12.39%	8.59%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graph and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.

[2]	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2019. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed 0.95% of the Portfolio's Class I or Class III shares average daily net assets through April 29, 2020. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

3	The Red Rocks Global Listed Private Equity Index includes securities, ADRs, and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies.

[4]	MSCI World Total Return Index – Morgan Stanley Capital International’s market capitalization weighted index is composed of companies representative of the market structure of 23 developed market countries in North America, Europe, and the Asia/Pacific Region. An investor cannot invest directly in an index.

There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately – held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.

Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the ALPS | Red Rocks Listed Private Equity Portfolio. The Distributor is affiliated with Red Rocks Capital.

39  |  June 30, 2019

ALPS | Red Rocks Listed Private Equity Portfolio

Performance Overview (continued)	June 30, 2019 (Unaudited)

Top 10 Holdings(1)(2) (as of June 30, 2019)

HarbourVest Global Private Equity, Ltd.	5.40%
Blackstone Group LP	4.89%
IAC/InterActiveCorp	4.84%
KKR & Co. LP	4.41%
Pantheon International PLC Fund	4.37%
3i Group PLC	4.16%
Intermediate Capital Group PLC	4.03%
Berkshire Hathaway, Inc.	3.92%
AURELIUS Equity Opportunities SE & Co. KGaA	3.82%
Ares Capital Corp.	3.76%
Total	43.60%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2019.

Country Allocation(1)(2)

Growth of $10,000 (as of June 30, 2019)

ALPS | Red Rocks Listed Private Equity Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

40  |  June 30, 2019

ALPS | Red Rocks Listed Private Equity Portfolio

Schedule of Investments	As of June 30, 2019 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 18.91%
Financials - 18.91%
3i Infrastructure PLC	68,638	$259,417
HarbourVest Global Private Equity, Ltd. (1)	71,100	1,457,182
HBM Healthcare Investments AG, Class A	3,950	743,893
HgCapital Trust PLC	267,000	729,801
ICG Enterprise Trust PLC	27,179	303,740
NB Private Equity Partners, Ltd.	30,207	431,565
Pantheon International PLC Fund (1)	43,500	1,180,801

Total Financials		5,106,399

Total Closed-End Funds
(Cost $4,333,660)		5,106,399

Common Stocks - 78.17%
Communication Services - 8.74%
IAC/InterActiveCorp (1)	6,010	1,307,355
Liberty Formula One, Class A (1)	15,100	541,486
Liberty SiriusXM, Class A (1)	13,500	510,435

Total Communication Services		2,359,276

Consumer Discretionary - 1.57%
Naspers, Ltd., N Shares	1,750	423,588

Consumer Staples - 2.57%
Schouw & Co. AB	9,100	693,625

Financials - 56.82%
3i Group PLC	79,400	1,123,345
Ares Capital Corp.	56,600	1,015,404
AURELIUS Equity Opportunities SE & Co. KGaA (1)	21,650	1,030,220
Berkshire Hathaway, Inc., Class B (1)	4,970	1,059,455
Blackstone Group LP	29,700	1,319,275
Brederode SA	6,400	442,468
Brookfield Asset Management, Inc., Class A	18,600	888,708
Cannae Holdings, Inc. (1)	21,800	631,764
Carlyle Group LP	23,200	524,552
Compass Diversified Holdings LP	13,800	263,718
Eurazeo SE	6,701	466,941
EXOR N.V.	6,900	483,403
FS KKR Capital Corp.	125,700	749,172
Intermediate Capital Group PLC	62,100	1,089,271
Investor AB, B Shares	12,900	620,349
KKR & Co. LP, Class A	47,100	1,190,217
New Mountain Finance Corp.	18,500	258,445
Onex Corp.	4,400	265,401
Partners Group Holding AG	1,215	955,500

See Notes to Financial Statements.

Security Description	Shares	Value
Financials (continued)
Princess Private Equity Holding, Ltd.	33,000	$351,228
Standard Life Private Equity	141,200	607,884

Total Financials		15,336,720

Health Care - 2.01%
Danaher Corp.	3,800	543,096

Industrials - 5.59%
Aalberts NV	10,800	423,924
Brookfield Business Partners LP	8,100	315,390
Colfax Corp. (1)	27,500	770,825

Total Industrials		1,510,139

Utilities - 0.87%
Brookfield Infrastructure Partners LP, Class A	5,499	236,127

Total Common Stocks
(Cost $18,532,751)		21,102,571

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 3.13%
State Street Institutional Treasury Plus Money Market Fund	2.249%	845,167	$845,167

Total Short-Term Investments
(Cost $845,167)			845,167

Total Investments - 100.21%
(Total cost $23,711,578)			27,054,137

Liabilities in Excess of Other Assets - (0.21)%			(55,480)

Net Assets - 100.00%			$26,998,657

(1)	Non-income producing security.

41  |  June 30, 2019

ALPS | Red Rocks Listed Private Equity Portfolio

Statement of Assets and Liabilities	As of June 30, 2019 (Unaudited)

ASSETS:

Investments, at value	$27,054,137
Cash	9,662
Receivable for investments sold	91,446
Receivable for shares sold	1,693
Dividends receivable	108,331
Other assets	992
Total Assets	27,266,261

LIABILITIES:

Payable for investments purchased	192,562
Payable for shares redeemed	18,820
Payable to advisor	12,749
Payable for distribution and service fees	10,607
Payable for audit fees	15,268
Payable for trustees' fees	81
Accrued expenses and other liabilities	17,517
Total Liabilities	267,604
Net Assets	$26,998,657

NET ASSETS CONSIST OF:

Paid-in capital	$23,538,719
Total distributable earnings	3,459,938
Net Assets	$26,998,657

Investments, at Cost	$23,711,578

PRICING OF SHARES:

Class I:
Net Assets	$338,799
Shares of beneficial interest outstanding	26,360
Net assets value, offering and redemption price per share	$12.85

Class III:
Net Assets	$26,659,858
Shares of beneficial interest outstanding	1,982,413
Net assets value, offering and redemption price per share	$13.45

See Notes to Financial Statements.

42  |  June 30, 2019

ALPS | Red Rocks Listed Private Equity Portfolio

Statement of Operations	For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $12,791)	$334,502
Total Investment Income	334,502

EXPENSES:
Investment advisor fee	113,272
12b-1 fees:
Class III	31,070
Shareholder servicing fees:
Class I	155
Class III	30,833
Custodian fees	7,605
Administration fee	4,698
Legal fees	1,013
Audit fees	10,329
Trustees' fees and expenses	3,305
Report to shareholder fees	5,298
Other expenses	9,210
Total expenses before waiver/reimbursements	216,788
Less fees waived/reimbursed by investment advisor
Class I	(436)
Class III	(34,318)
Total Net Expenses	182,034
Net Investment Income	152,468

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	100,582
Foreign currency transactions	124
Net realized gain	100,706
Net change in unrealized appreciation on:
Investments	4,553,030
Translation of assets and liabilities denominated in foreign currencies	28,997
Net change in unrealized appreciation	4,582,027
Net Realized and Unrealized Gain on Investments	4,682,733
Net Increase in Net Assets Resulting from Operations	$4,835,201

See Notes to Financial Statements.

43  |  June 30, 2019

ALPS | Red Rocks Listed Private Equity Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
OPERATIONS:

Net investment income	$152,468	$228,544
Net realized gain	100,706	582,497
Net change in unrealized appreciation/(depreciation)	4,582,027	(4,105,163)
Net increase/(decrease) in net assets resulting from operations	4,835,201	(3,294,122)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(18,570)
Class III	–	(1,409,126)
Total distributions	–	(1,427,696)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	18,495	219,328
Issued to shareholders in reinvestment of distributions	–	18,570
Cost of shares redeemed	(15,979)	(126,081)
Net increase from share transactions	2,516	111,817
Class III
Proceeds from sale of shares	2,190,463	8,677,610
Issued to shareholders in reinvestment of distributions	–	1,409,126
Cost of shares redeemed	(2,643,906)	(4,619,320)
Net increase/(decrease) from share transactions	(453,443)	5,467,416

Net increase in net assets	4,384,274	857,415

NET ASSETS:

Beginning of period	22,614,383	21,756,968
End of period	$26,998,657	$22,614,383

OTHER INFORMATION - SHARES:

Class I
Sold	1,537	16,948
Reinvested	–	1,729
Redeemed	(1,296)	(9,749)
Net increase in shares outstanding	241	8,928

Class III
Sold	172,909	643,071
Reinvested	–	125,033
Redeemed	(209,089)	(344,702)
Net increase/(decrease) in shares outstanding	(36,180)	423,402

See Notes to Financial Statements.

44  |  June 30, 2019

ALPS | Red Rocks Listed Private Equity Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016		For the Year Ended December 31, 2015		For the Period October 24, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.56		$12.90	$10.60	$10.33		$10.48		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.10		0.18	0.23	0.78		0.18		0.02
Net realized and unrealized gain/(loss) on investments	2.19		(1.74)	2.45	0.08		(0.29)		0.46
Total income/(loss) from investment operations	2.29		(1.56)	2.68	0.86		(0.11)		0.48

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.74)	(0.38)	(0.59)		(0.04)		–
From net realized gain	–		(0.04)	–	(0.00	)(2)	(0.00	)(2)	–
Total distributions	–		(0.78)	(0.38)	(0.59)		(0.04)		–
Net increase/(decrease) in net asset value	2.29		(2.34)	2.30	0.27		(0.15)		0.48
Net asset value - end of period	$12.85		$10.56	$12.90	$10.60		$10.33		$10.48

Total Return*	21.69	%(3)	(12.22)%	25.37%	8.30%		(1.08)%		4.80	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$339		$276	$222	$65		$454		$26
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.32	%(4)	1.32%	1.49%	2.12%		5.98%		43.45	%(4)
Net expenses after waiver/reimbursements	1.05	%(4)	1.10%	1.10%	1.09%		1.08%		0.95	%(4)
Net investment income after waiver/reimbursements	1.75	%(4)	1.43%	1.84%	7.81%		1.76%		0.82	%(4)
Portfolio turnover rate	20	%(3)	20%	47%	31%		12%		45	%(3)

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

45  |  June 30, 2019

ALPS | Red Rocks Listed Private Equity Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016		For the Year Ended December 31, 2015		For the Period October 24, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.07		$13.50	$11.06	$10.32		$10.47		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.08		0.12	0.23	0.31		0.15		0.01
Net realized and unrealized gain/(loss) on investments	2.30		(1.79)	2.53	0.51		(0.29)		0.46
Total income/(loss) from investment operations	2.38		(1.67)	2.76	0.82		(0.14)		0.47

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.72)	(0.32)	(0.08)		(0.01)		–
From net realized gain	–		(0.04)	–	(0.00	)(2)	(0.00	)(2)	–
Total distributions	–		(0.76)	(0.32)	(0.08)		(0.01)		–
Net increase/(decrease) in net asset value	2.38		(2.43)	2.44	0.74		(0.15)		0.47
Net asset value - end of period	$13.45		$11.07	$13.50	$11.06		$10.32		$10.47

Total Return*	21.50	%(3)	(12.53)%	24.96%	7.97%		(1.32)%		4.70	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$26,660		$22,339	$21,535	$11,411		$6,142		$236
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.72	%(4)	1.67%	1.85%	2.03%		5.91%		43.95	%(4)
Net expenses after waiver/reimbursements	1.45	%(4)	1.45%	1.45%	1.45%		1.44%		1.45	%(4)
Net investment income after waiver/reimbursements	1.33	%(4)	0.93%	1.81%	2.92%		1.46%		0.32	%(4)
Portfolio turnover rate	20	%(3)	20%	47%	31%		12%		45	%(3)

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

46  |  June 30, 2019

ALPS | Stadion Core ETF Portfolio

Performance Overview	June 30, 2019 (Unaudited)

Investment Objective

The investment objective of the ALPS | Stadion Core ETF Portfolio (the “Portfolio” or the “Core Fund”) is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.

The Portfolio is actively managed, investing primarily in exchange traded funds (“ETFs”). The investment approach of the Portfolio is to participate in expanding cyclical markets while becoming defensive as conditions deteriorate.

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2019

					Since Inception (4/30/14)	Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/19
	Six Months[1]	1 Year	3 Year	5 Year		Gross	Net[2]
ALPS | Stadion Core ETF Portfolio - Class I	11.39%	5.36%	9.56%	4.38%	4.99%	1.03%	0.89%
ALPS | Stadion Core ETF Portfolio - Class III	11.26%	5.06%	9.13%	4.07%	4.66%	1.38%	1.24%
S&P Target Risk® Growth Index[3]	11.91%	6.25%	8.05%	5.47%	5.92%
80% S&P 500® and 20% Bloomberg Barclays U.S. Aggregate[4]	16.10%	10.22%	11.86%	9.25%	9.73%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graph and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.

[2]	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2019. The Adviser and Stadion Money Management, LLC (the "Sub-Adviser") have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed 0.65% of the Portfolio's Class I or Class III shares average daily net assets through April 29, 2020. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]	The S&P Target Risk® Growth Index seeks to provide increased exposure to equities, while also using some fixed income exposure to dampen risk. An investor cannot invest directly in an index.

[4]	The S&P 500® Total Return Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated investment-grade fixed income securities with remaining maturities of one year and longer. An investor may not invest directly in an index.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the ALPS | Stadion Core ETF Portfolio. The Distributor is not affiliated with the Sub-Adviser.

Investment in the Fund is subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since the Fund is a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

47  |  June 30, 2019

ALPS | Stadion Core ETF Portfolio

Performance Overview (continued)	June 30, 2019 (Unaudited)

Top Ten Long Holdings(1)(2) (as of June 30, 2019)

Core S&P 500® ETF	23.27%
Core MSCI EAFE ETF	13.46%
Core U.S. Aggregate Bond ETF	10.60%
Core 1-5 Year USD Bond ETF	9.12%
Broad USD Investment Grade Corporate Bond ETF	6.42%
Core MSCI Total International Stock ETF	5.76%
Core 10+ Year USD Bond ETF	4.92%
Invesco QQQ Trust™	4.87%
MBS ETF	4.76%
SPDR® S&P MidCap 400® ETF Trust	4.69%
Total	87.87%

(1)	% of Net Assets.

(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2019.

Asset Class Allocation (1)(2)

Growth of $10,000 (as of June 30, 2019)

ALPS | Stadion Core ETF Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

48  |  June 30, 2019

ALPS | Stadion Tactical Growth Portfolio

Performance Overview	June 30, 2019 (Unaudited)

Investment Objective

The investment objective of the ALPS | Stadion Tactical Growth Portfolio (the “Portfolio” or the “Growth Fund”) is to seek long-term capital appreciation.

The Portfolio is an allocation strategy utilizing a proprietary Sharpe ratio analysis to maintain or reduce equity exposure. Broad market exchange traded funds (“ETFs”) and sector ETFs are over/under weighted based on potential return per unit of risk taken.

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2019

				Since Inception (4/30/15)	Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/19
	Six Months[1]	1 Year	3 Year		Gross	Net[2]
ALPS | Stadion Tactical Growth Portfolio - Class I	8.66%	0.75%	8.67%	5.05%	1.77%	1.15%
ALPS | Stadion Tactical Growth Portfolio - Class III	8.50%	0.48%	8.25%	4.69%	2.12%	1.50%
Morningstar Moderately Aggressive Target Risk Index[3]	14.36%	6.68%	10.32%	6.80%
S&P 500® Total Return Index[4]	18.54%	10.42%	14.19%	10.88%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.

[2]	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2019. The Adviser and Sub-Adviser have contractually agreed to jointly waive its management fee and sub-advisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed 0.80% of the Portfolio’s Class I or Class III shares average daily net assets through April 29, 2020. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]	The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure across equities, bonds and inflation-hedged instruments. The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% global equity exposure.

[4]	The S&P 500® Total Return Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. An investor may not invest directly in an index.

Sharpe Ratio: This risk adjusted measure of a portfolio’s return was developed by the Nobel laureate, William F. Sharpe. The goal of the ratio is to determine how well a portfolio compensates an investor for each unit of risk imbedded in the portfolio. Its calculation involves taking a portfolio’s return over a certain time period, subtracting the return of a risk-free security [U.S. Treasury Bill], and then dividing by the standard deviation of the portfolio’s return. The higher the Sharpe Ratio, the better the portfolio has compensated for its risk.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the ALPS | Stadion Tactical Growth Portfolio. The Distributor is not affiliated with the Sub-Adviser.

Investment in the Portfolio is subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover, and small capitalization companies risk. Since the Portfolio is a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses.

49  |  June 30, 2019

ALPS | Stadion Tactical Growth Portfolio

Performance Overview (continued)	June 30, 2019 (Unaudited)

Top Ten Holdings(1)(2) (as of June 30, 2019)

SPDR® S&P 500® ETF Trust	15.00%
Vanguard® Growth ETF	10.39%
iShares® Short Treasury Bond ETF	10.03%
iShares® MSCI EAFE ETF	9.99%
iShares® U.S. Real Estate ETF	9.61%
PIMCO Enhanced Short Maturity Active ETF	8.01%
Vanguard FTSE Developed Markets ETF	7.58%
Russell 2000® ETF	6.09%
China Large-Cap ETF	5.21%
Invesco QQQ Trust™	5.18%
Total	87.09%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2019.

Asset Class Allocation (1)(2)

Growth of $10,000 (as of June 30, 2019)

ALPS | Stadion Tactical Growth Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graphs and tables within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

50  |  June 30, 2019

ALPS | Stadion Core ETF Portfolio

Schedule of Investments	As of June 30, 2019 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 95.93%
iShares - 86.37%
Broad USD Investment Grade Corporate Bond ETF	19,560	$1,116,289
Core 10+ Year USD Bond ETF	12,977	856,092
Core 1-5 Year USD Bond ETF	31,460	1,586,528
Core International Aggregate Bond ETF	7,730	421,092
Core MSCI EAFE ETF	38,120	2,340,568
Core MSCI Emerging Markets ETF	6,530	335,903
Core MSCI Total International Stock ETF	17,100	1,002,744
Core S&P 500® ETF	13,730	4,046,918
Core S&P Small-Cap® ETF	8,240	645,027
Core U.S. Aggregate Bond ETF	16,560	1,843,956
MBS ETF	7,690	827,444

Total iShares		15,022,561

Other - 9.56%
Invesco QQQ Trust™, Series 1	4,540	847,800
SPDR® S&P MidCap 400® ETF Trust	2,300	815,557

Total Other		1,663,357

Total Exchange Traded Funds
(Cost $15,808,778)		16,685,918

Total Investments - 95.93%
(Total cost $15,808,778)		16,685,918

Other Assets in Excess of Liabilities - 4.07%		708,205

Net Assets - 100.00%		$17,394,123

See Notes to Financial Statements.

51  |  June 30, 2019

ALPS | Stadion Tactical Growth Portfolio

Schedule of Investments	As of June 30, 2019 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.24%
iShares - 44.95%
China Large-Cap ETF	6,570	$280,999
iShares® MSCI EAFE ETF	8,200	538,985
iShares® Short Treasury Bond ETF	4,890	541,079
iShares® U.S. Real Estate ETF	5,940	518,621
MSCI Emerging Markets ETF	5,060	217,125
Russell 2000® ETF	2,115	328,883

Total iShares		2,425,692

Other - 54.29%
Consumer Staples Select Sector SPDR® Fund	4,630	268,864
Invesco QQQ Trust™, Series 1	1,498	279,737
PIMCO Enhanced Short Maturity Active ETF	4,248	432,234
SPDR® Gold Shares (1)	1,270	169,164
SPDR® S&P 500® ETF Trust	2,763	809,558
Vanguard® FTSE Developed Markets ETF	9,800	408,758
Vanguard® Growth ETF	3,433	560,918

Total Other		2,929,233

Total Exchange Traded Funds
(Cost $4,971,657)		5,354,925

Total Investments - 99.24%
(Total cost $4,971,657)		5,354,925

Other Assets in Excess of Liabilities - 0.76%		41,148

Net Assets - 100.00%		$5,396,073

(1)	Non-income producing security.

See Notes to Financial Statements.

52  |  June 30, 2019

ALPS | Stadion Portfolio Series

Statements of Assets and Liabilities	As of June 30, 2019 (Unaudited)

	ALPS | Stadion Core ETF Portfolio	ALPS | Stadion Tactical Growth Portfolio
ASSETS:

Investments, at value	$16,685,918	$5,354,925
Cash	730,494	51,890
Receivable for shares sold	310	–
Dividends receivable	4,961	5,995
Other assets	671	215
Total Assets	17,422,354	5,413,025

LIABILITIES:

Payable for shares redeemed	28	173
Payable to advisor	5,441	644
Payable for distribution and service fees	6,839	2,297
Payable for audit fees	10,784	9,919
Payable for trustees' fees	64	46
Accrued expenses and other liabilities	5,075	3,873
Total Liabilities	28,231	16,952
Net Assets	$17,394,123	$5,396,073

NET ASSETS CONSIST OF:

Paid-in capital	$16,153,752	$4,467,381
Total distributable earnings	1,240,371	928,692
Net Assets	$17,394,123	$5,396,073

Investments, at Cost	$15,808,778	$4,971,657

PRICING OF SHARES:

Class I:
Net Assets	$304,239	$30,697
Shares of beneficial interest outstanding	25,285	2,688
Net assets value, offering and redemption price per share	$12.03	$11.42

Class III:
Net Assets	$17,089,884	$5,365,376
Shares of beneficial interest outstanding	1,395,306	457,157
Net assets value, offering and redemption price per share	$12.25	$11.74

See Notes to Financial Statements.

53  |  June 30, 2019

ALPS | Stadion Portfolio Series

Statements of Operations	For the Six Months Ended June 30, 2019 (Unaudited)

	ALPS | Stadion Core ETF Portfolio	ALPS | Stadion Tactical Growth Portfolio
INVESTMENT INCOME:
Dividends	$207,521	$51,181
Total Investment Income	207,521	51,181

EXPENSES:
Investment advisor fee	41,314	20,224
12b-1 fees:
Class III	20,289	6,704
Shareholder servicing fees
Class I	220	22
Class III	20,289	5,749
Custodian fees	1,227	923
Administration fee	3,210	3,210
Legal fees	1,110	514
Audit fees	8,815	7,950
Trustees' fees and expenses	2,216	751
Report to shareholder fees	1,118	587
Other expenses	3,284	2,859
Total expenses before waiver/reimbursements	103,092	49,493
Less fees waived/reimbursed by investment advisor
Class I	(151)	(85)
Class III	(8,288)	(15,336)
Total Net Expenses	94,653	34,072
Net Investment Income	112,868	17,109

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	115,090	120,297
Net change in unrealized appreciation on investments	1,530,028	303,164
Net Realized and Unrealized Gain on Investments	1,645,118	423,461
Net Increase in Net Assets Resulting from Operations	$1,757,986	$440,570

See Notes to Financial Statements.

54  |  June 30, 2019

ALPS | Stadion Core ETF Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
OPERATIONS:

Net investment income	$112,868	$194,178
Net realized gain/(loss)	115,090	(59,591)
Long-term capital gain distributions from other investment companies	–	838
Net change in unrealized appreciation/(depreciation)	1,530,028	(1,127,847)
Net increase/(decrease) in net assets resulting from operations	1,757,986	(992,422)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(9,059)
Class III	–	(459,605)
Total distributions	–	(468,664)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	–	314,078
Issued to shareholders in reinvestment of distributions	–	9,059
Cost of shares redeemed	(9,439)	(71,344)
Net increase/(decrease) from share transactions	(9,439)	251,793
Class III
Proceeds from sale of shares	1,523,349	7,034,397
Issued to shareholders in reinvestment of distributions	–	459,605
Cost of shares redeemed	(1,399,480)	(1,598,232)
Net increase from share transactions	123,869	5,895,770

Net increase in net assets	1,872,416	4,686,477

NET ASSETS:

Beginning of period	15,521,707	10,835,230
End of period	$17,394,123	$15,521,707

OTHER INFORMATION - SHARES:

Class I
Sold	–	26,261
Reinvested	–	827
Redeemed	(824)	(6,041)
Net increase/(decrease) in shares outstanding	(824)	21,047

Class III
Sold	128,448	583,750
Reinvested	–	41,146
Redeemed	(116,883)	(132,699)
Net increase in shares outstanding	11,565	492,197

See Notes to Financial Statements.

55  |  June 30, 2019

ALPS | Stadion Tactical Growth Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
OPERATIONS:

Net investment income/(loss)	$17,109	$(870)
Net realized gain	120,297	408,623
Net change in unrealized appreciation/(depreciation)	303,164	(640,754)
Net increase/(decrease) in net assets resulting from operations	440,570	(233,001)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(836)
Class III	–	(128,453)
Total distributions	–	(129,289)

SHARE TRANSACTIONS:
Class I
Issued to shareholders in reinvestment of distributions	–	836
Net increase from share transactions	–	836
Class III
Proceeds from sale of shares	298,706	1,223,448
Issued to shareholders in reinvestment of distributions	–	128,453
Cost of shares redeemed	(547,392)	(934,600)
Net increase/(decrease) from share transactions	(248,686)	417,301

Net increase in net assets	191,884	55,847

NET ASSETS:

Beginning of period	5,204,189	5,148,342
End of period	$5,396,073	$5,204,189

OTHER INFORMATION - SHARES:

Class I
Reinvested	–	77
Net increase in shares outstanding	–	77

Class III
Sold	25,994	103,032
Reinvested	–	11,500
Redeemed	(47,249)	(77,904)
Net increase/(decrease) in shares outstanding	(21,255)	36,628

See Notes to Financial Statements.

56  |  June 30, 2019

ALPS | Stadion Core ETF Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017(1)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period April 30, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.80		$11.83	$10.42		$9.35	$10.62	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.10		0.18	0.15		0.20	0.03	0.07
Net realized and unrealized gain/(loss) on investments	1.13		(0.85)	1.29		0.87	(1.00)	0.55
Total income/(loss) from investment operations	1.23		(0.67)	1.44		1.07	(0.97)	0.62

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.07)	(0.03)		–	(0.30)	–
From net realized gain	–		(0.29)	–		–	–	–
Total distributions	–		(0.36)	(0.03)		–	(0.30)	–
Net increase/(decrease) in net asset value	1.23		(1.03)	1.41		1.07	(1.27)	0.62
Net asset value - end of period	$12.03		$10.80	$11.83		$10.42	$9.35	$10.62

Total Return*	11.39	%(3)	(5.73)%	13.84%		11.44%	(9.09)%	6.20	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$304		$282	$60		$55	$8	$108
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.90	%(4)	0.94%	1.25%		0.97%	1.96%	13.77	%(4)
Net expenses after waiver/reimbursements	0.80	%(4)	0.80%	0.85	%(5)	0.80%	0.89%	0.80	%(4)
Net investment income after waiver/reimbursements	1.70	%(4)	1.54%	1.30%		2.04%	0.26%	1.07	%(4)
Portfolio turnover rate	9	%(3)	48%	135%		393%	839%	89	%(3)

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Effective April 30, 2017, the ALPS | Stadion Tactical Defensive Portfolio changed its name to the ALPS | Stadion Core ETF Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.
(5)	Contractual expense limitation change from 0.80% to 0.65% effective April 30, 2017.

See Notes to Financial Statements.

57  |  June 30, 2019

ALPS | Stadion Core ETF Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017(1)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period April 30, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.01		$12.09	$10.66		$9.62	$10.63	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) after waiver/reimbursements(2)	0.08		0.16	0.13		0.03	(0.02)	0.08
Net realized and unrealized gain/(loss) on investments	1.16		(0.89)	1.32		1.01	(0.98)	0.55
Total income/(loss) from investment operations	1.24		(0.73)	1.45		1.04	(1.00)	0.63

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.06)	(0.02)		–	(0.01)	–
From net realized gain	–		(0.29)	–		–	–	–
Total distributions	–		(0.35)	(0.02)		–	(0.01)	–
Net increase/(decrease) in net asset value	1.24		(1.08)	1.43		1.04	(1.01)	0.63
Net asset value - end of period	$12.25		$11.01	$12.09		$10.66	$9.62	$10.63

Total Return*	11.26	%(3)	(6.12)%	13.57%		10.81%	(9.43)%	6.30	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$17,090		$15,240	$10,775		$4,553	$5,356	$1,022
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.25	%(4)	1.29%	1.57%		1.82%	2.15%	9.63	%(4)
Net expenses after waiver/reimbursements	1.15	%(4)	1.15%	1.19	%(5)	1.29%	1.29%	1.30	%(4)
Net investment income/(loss) after waiver/reimbursements	1.36	%(4)	1.33%	1.15%		0.27%	(0.21%)	1.03	%(4)
Portfolio turnover rate	9	%(3)	48%	135%		393%	839%	89	%(3)

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Effective April 30, 2017, the ALPS | Stadion Tactical Defensive Portfolio changed its name to the ALPS | Stadion Core ETF Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.
(5)	Contractual expense limitation change from 0.80% to 0.65% effective April 30, 2017.

See Notes to Financial Statements.

58  |  June 30, 2019

ALPS | Stadion Tactical Growth Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Period May 1, 2015 (Commencement of Operations) to December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.51		$11.26	$10.09	$9.53	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.05		0.04 (2)	0.06	0.07	0.08
Net realized and unrealized gain/(loss) on investments	0.86		(0.47)	1.20	0.85	(0.55)
Total income/(loss) from investment operations	0.91		(0.43)	1.26	0.92	(0.47)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.06)	(0.09)	(0.36)	–
From net realized gain	–		(0.26)	–	–	–
Total distributions	–		(0.32)	(0.09)	(0.36)	–
Net increase/(decrease) in net asset value	0.91		(0.75)	1.17	0.56	(0.47)
Net asset value - end of period	$11.42		$10.51	$11.26	$10.09	$9.53

Total Return*	8.66	%(3)	(3.91)%	12.53%	9.67%	(4.70	)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$31		$28	$29	$26	$24
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.52	%(4)	1.57%	1.49%	2.02%	7.16	%(4)
Net expenses after waiver/reimbursements	0.95	%(4)	0.95%	0.95%	0.85%	0.95	%(4)
Net investment income after waiver/reimbursements	0.98	%(4)	0.32%	0.52%	0.77%	1.18	%(4)
Portfolio turnover rate	52	%(3)	123%	86%	142%	180	%(3)

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

59  |  June 30, 2019

ALPS | Stadion Tactical Growth Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Period May 1, 2015 (Commencement of Operations) to December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.82		$11.59		$10.36	$9.51	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.04		(0.00	)(2)	0.02	0.04	0.12
Net realized and unrealized gain/(loss) on investments	0.88		(0.49)		1.24	0.84	(0.61)
Total income/(loss) from investment operations	0.92		(0.49)		1.26	0.88	(0.49)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.02)		(0.03)	(0.03)	–
From net realized gain	–		(0.26)		–	–	–
Total distributions	–		(0.28)		(0.03)	(0.03)	–
Net increase/(decrease) in net asset value	0.92		(0.77)		1.23	0.85	(0.49)
Net asset value - end of period	$11.74		$10.82		$11.59	$10.36	$9.51

Total Return*	8.50	%(3)	(4.27)%		12.18%	9.22%	(4.90	)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$5,365		$5,176		$5,119	$4,291	$1,601
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.83	%(4)	1.92%		1.84%	2.30%	6.30	%(4)
Net expenses after waiver/reimbursements	1.26	%(4)	1.30%		1.30%	1.29%	1.30	%(4)
Net investment income/(loss) after waiver/reimbursements	0.63	%(4)	(0.02)%		0.19%	0.44%	1.82	%(4)
Portfolio turnover rate	52	%(3)	123%		86%	142%	180	%(3)

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

60  |  June 30, 2019

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2019 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an openend management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Financial Statements herein relate to the following nine series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, ALPS | Stadion Core ETF Portfolio and ALPS | Stadion Tactical Growth Portfolio (the ALPS | Stadion Core ETF Portfolio and the ALPS | Stadion Tactical Growth Portfolio are each a “Stadion Portfolio,” and collectively the “Stadion Portfolios”) (each, a “Portfolio,” and collectively, the “Portfolios”). The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Listed Private Equity Portfolio and the Stadion Portfolios have each elected to qualify as diversified Portfolios under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

61  |  June 30, 2019

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2019 (Unaudited)

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS | Red Rocks Listed Private Equity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

62  |  June 30, 2019

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value each Portfolio’s investments as of June 30, 2019:

Morningstar Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$34,520,180	$–	$–	$34,520,180
Short-Term Investments	850,475	–	–	850,475
Total	$35,370,655	$–	$–	$35,370,655

Morningstar Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$74,222,832	$–	$–	$74,222,832
Short-Term Investments	792,550	–	–	792,550
Total	$75,015,382	$–	$–	$75,015,382

Morningstar Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$171,976,494	$–	$–	$171,976,494
Short-Term Investments	1,867,176	–	–	1,867,176
Total	$173,843,670	$–	$–	$173,843,670

Morningstar Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$218,206,880	$–	$–	$218,206,880
Short-Term Investments	198,506	–	–	198,506
Total	$218,405,386	$–	$–	$218,405,386

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$103,411,165	$–	$–	$103,411,165
Total	$103,411,165	$–	$–	$103,411,165

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$23,851,176	$–	$–	$23,851,176
U.S. Energy Infrastructure Companies	24,069,503	–	–	24,069,503
U.S. Energy Infrastructure MLPs	19,550,705	–	–	19,550,705
U.S. General Partners	10,656,114	–	–	10,656,114
Total	$78,127,498	$–	$–	$78,127,498

63  |  June 30, 2019

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2019 (Unaudited)

ALPS | Red Rocks Listed Private Equity Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$735,305	$4,371,094	$–	$5,106,399
Common Stocks	13,792,405	7,310,166	–	21,102,571
Short-Term Investments	845,167	–	–	845,167
Total	$15,372,877	$11,681,260	$–	$27,054,137

ALPS | Stadion Core ETF Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$16,685,918	$–	$–	$16,685,918
Total	$16,685,918	$–	$–	$16,685,918

ALPS | Stadion Tactical Growth Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,354,925	$–	$–	$5,354,925
Total	$5,354,925	$–	$–	$5,354,925

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the six months ended June 30, 2019.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the six months ended June 30, 2019, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

64  |  June 30, 2019

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2019 (Unaudited)

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Listed Private Equity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

3. FEDERAL TAXES AND TAX BASIS INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to each Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/ (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2019. The tax character of the distributions paid during the year ended December 31, 2018 were as follows:

2018	Ordinary Income	Long-Term Capital Gains	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$904,387	$294,514	$1,198,901
Morningstar Income and Growth ETF Asset Allocation Portfolio	2,107,951	2,234,989	4,342,940
Morningstar Balanced ETF Asset Allocation Portfolio	5,102,967	13,604,559	18,707,526
Morningstar Growth ETF Asset Allocation Portfolio	5,236,589	19,068,075	24,304,664
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2,260,724	7,383,578	9,644,302
ALPS | Alerian Energy Infrastructure Portfolio	1,329,820	–	1,329,820
ALPS | Red Rocks Listed Private Equity Portfolio	1,359,043	68,653	1,427,696
ALPS | Stadion Core ETF Portfolio	321,569	147,095	468,664
ALPS | Stadion Tactical Growth Portfolio	9,459	119,830	129,289

As of December 31, 2018, the Portfolios had the following capital loss carryforwards which will reduce the Portfolios’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Portfolios of any liability for federal tax.

Portfolio	Short-Term	Long-Term
ALPS | Alerian Energy Infrastructure Portfolio	$2,551,137	$5,802,894

65  |  June 30, 2019

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2019 (Unaudited)

The Portfolios elect to defer to the period ending December 31, 2019, capital losses recognized during the period November 1, 2018 to December 31, 2018 as follows:

Portfolio
ALPS | Stadion Core ETF Portfolio	$57,100

The ALPS | Red Rocks Listed Private Equity Portfolio elects to defer to the period ending December 31, 2019, late year ordinary losses in the amount of $105,261.

As of June 30, 2019, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/ (depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Unrealized Appreciation/ (Depreciation)
Morningstar Conservative ETF Asset Allocation Portfolio	$34,732,495	$751,923	$(113,763)	$638,160
Morningstar Income and Growth ETF Asset Allocation Portfolio	71,901,882	3,371,922	(258,422)	3,113,500
Morningstar Balanced ETF Asset Allocation Portfolio	161,252,648	13,478,022	(887,000)	12,591,022
Morningstar Growth ETF Asset Allocation Portfolio	199,996,875	20,283,635	(1,875,124)	18,408,511
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	95,462,405	8,871,196	(922,436)	7,948,760
ALPS | Alerian Energy Infrastructure Portfolio	80,220,573	2,565,443	(4,658,518)	(2,093,075)
ALPS | Red Rocks Listed Private Equity Portfolio	23,649,296	4,170,115	(765,274)	3,404,841
ALPS | Stadion Core ETF Portfolio	15,810,576	1,016,213	(140,871)	875,342
ALPS | Stadion Tactical Growth Portfolio	4,971,777	392,289	(9,141)	383,148

The difference between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of June 30, 2019.

4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, during the six months ended June 30, 2019, were as follows for each Portfolio:

Portfolio	Purchases	Sales
Morningstar Conservative ETF Asset Allocation Portfolio	$3,561,131	$3,958,088
Morningstar Income and Growth ETF Asset Allocation Portfolio	6,334,205	6,745,384
Morningstar Balanced ETF Asset Allocation Portfolio	11,868,897	20,762,619
Morningstar Growth ETF Asset Allocation Portfolio	19,713,643	26,268,067
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	14,241,851	14,915,182
ALPS | Alerian Energy Infrastructure Portfolio	22,001,946	15,471,079
ALPS | Red Rocks Listed Private Equity Portfolio	4,951,413	5,535,958
ALPS | Stadion Core ETF Portfolio	1,417,477	1,434,804
ALPS | Stadion Tactical Growth Portfolio	3,741,623	2,615,412

5. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ALPS Advisors, Inc. (the “Adviser”) acts as the Portfolios’ investment adviser. The Adviser is an indirect wholly owned subsidiary of DST Systems, Inc. (“DST”). DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market. The Adviser is responsible for the overall management of each Portfolio’s business affairs. The Adviser invests the assets of each Portfolio, either directly or through the use of one or more sub-advisers, according to each Portfolio’s investment objective, policies, and restrictions. The Adviser has delegated daily management of the Portfolios listed below to the corresponding Sub-Adviser set forth in the table below. Each Sub-Adviser is engaged to manage the investments of each respective Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board. The Sub-Advisers are responsible, subject to the supervision and control of the Adviser and the Board, for the purchase, retention and sale of investments in the portion of each Portfolio’s investment portfolio under its management.

66  |  June 30, 2019

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2019 (Unaudited)

Portfolio	Sub-Adviser
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
ALPS | Red Rocks Listed Private Equity Portfolio	Red Rocks Capital LLC(a)
ALPS | Stadion Core ETF Portfolio	Stadion Money Management, LLC
ALPS | Stadion Tactical Growth Portfolio	Stadion Money Management, LLC

(a)	Red Rocks Capital LLC is a subsidiary of ALPS Advisors, Inc.

Pursuant to the Investment Advisory Agreements (the “Advisory Agreements”), each Portfolio pays the Adviser an annual management fee based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects each Portfolio’s annual contractual management fee rate.

Portfolio	Management Fee
Morningstar Conservative ETF Asset Allocation Portfolio	0.45%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Balanced ETF Asset Allocation Portfolio	0.45%
Morningstar Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.45%
ALPS | Alerian Energy Infrastructure Portfolio	0.70%
ALPS | Red Rocks Listed Private Equity Portfolio	0.90%
ALPS | Stadion Core ETF Portfolio	0.50%
ALPS | Stadion Tactical Growth Portfolio	0.75%

Pursuant to the Investment Sub-Advisory Agreements, the Adviser pays each Sub-Adviser an annual sub-advisory management fee which is based on a Portfolio’s average daily net assets. The Adviser pays the sub-advisory management fee out of the management fee paid to the Adviser pursuant to the Advisory Agreement. The following table reflects the contractual sub-advisory fees annual rates.

Portfolio	Average Daily Net Assets	Sub-Advisory Fee
Morningstar Conservative ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Income and Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Balanced ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
ALPS | Red Rocks Listed Private Equity Portfolio	First $200 Million	0.57%
	$200 Million - $500 Million	0.52%
	Over $500 Million	0.47%
ALPS | Stadion Core ETF Portfolio	All Asset Levels	0.33%
ALPS | Stadion Tactical Growth Portfolio	All Asset Levels	0.50%

6. OTHER AGREEMENTS

Distribution Agreement and Rule 12b-1 Plans: ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I, Class II and Class III Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. As of June 30, 2019, there were no payments from Class I due to the Plan. The Class II and Class III Distribution Plans permit the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

67  |  June 30, 2019

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2019 (Unaudited)

Portfolio	Class II
Morningstar Conservative ETF Asset Allocation Portfolio	0.25%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.25%
Morningstar Balanced ETF Asset Allocation Portfolio	0.25%
Morningstar Growth ETF Asset Allocation Portfolio	0.25%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.25%
Portfolio	Class III
ALPS | Alerian Energy Infrastructure Portfolio	0.25%
ALPS | Red Rocks Listed Private Equity Portfolio	0.25%
ALPS | Stadion Core ETF Portfolio	0.25%
ALPS | Stadion Tactical Growth Portfolio	0.25%

Shareholder Servicing Fees: The ALPS | Alerian Energy Infrastructure Portfolio, the ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios have each adopted a shareholder services plan (a “Services Plan”) with respect to each Portfolio’s Class I and III shares. Under the Services Plan, each Portfolio is authorized to pay insurance companies, banks and their affiliates and other institutions, including broker-dealers and Trust affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of the Class I shares and 0.25% of the average daily net asset value of the Class III shares of each Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during a Portfolio’s fiscal year for such service activities, attributed to that fiscal year, shall be reimbursed to the Portfolio as soon as practicable.

Expense Limitation Agreements: Under the terms of the Expense Limitation Agreements between the Adviser and/or the Sub-Advisers, as applicable for the benefit of the Portfolios, the Adviser and/or Sub-Advisers have contractually agreed to waive certain fees they are entitled to receive from the Portfolios. Specifically, the Adviser and certain Sub-Advisers agree to reimburse Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees (excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) that the Adviser and/or Sub-Advisers are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not to exceed the per share annual rates set forth in the table below. All parties also agree that the waivers shall continue at least through the end of the period stated below.

Portfolio	Class I	Class II	Class III	Expires
Morningstar Conservative ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2020
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2020
Morningstar Balanced ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2020
Morningstar Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2020
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2020
ALPS | Alerian Energy Infrastructure Portfolio	0.80%	N/A	0.80%	4/29/2020
ALPS | Red Rocks Listed Private Equity Portfolio	0.95%	N/A	0.95%	4/29/2020
ALPS | Stadion Core ETF Portfolio	0.65%	N/A	0.65%	4/29/2020
ALPS | Stadion Tactical Growth Portfolio	0.80%	N/A	0.80%	4/29/2020

The Adviser and Sub-Advisers of the Morningstar Portfolios, ALPS | Alerian Energy Infrastructure Portfolio, the ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios may be permitted to recover expenses they have waived or reimbursed, on a class-by-class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The Portfolios will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed.

At June 30, 2019, the available recoupable balances are as follows:

Portfolio	Expires 2020	Expires 2021	Expires 2022	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$–	$15,465	$14,876	$30,341
Morningstar Income and Growth ETF Asset Allocation Portfolio	–	10,479	8,439	18,918
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	–	41	7,517	7,558
ALPS | Alerian Energy Infrastructure Portfolio	–	27,187	24,395	51,582
ALPS | Red Rocks Listed Private Equity Portfolio	66,698	58,130	34,754	159,582
ALPS | Stadion Core ETF Portfolio	25,406	24,334	8,439	58,179
ALPS | Stadion Tactical Growth Portfolio	26,664	32,369	15,421	74,454

68  |  June 30, 2019

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2019 (Unaudited)

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, serves as administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust. As such, AFS provides all necessary bookkeeping, shareholder recordkeeping services and pricing services to each Portfolio. Under the Administration Agreement, AFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. ALPS receives an annual fee paid on a monthly basis.

Transfer Agency and Service Agreement: AFS also serves as transfer agent to each Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; and (2) mailing shareholder reports and prospectuses to current shareholders. AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

7. TRUSTEES FEES

As of June 30, 2019, there were five Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Each Independent Trustee receives an annual retainer of $22,500, a per meeting fee of $3,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. The Chairman of the Board and Audit Committee Chairman receives an additional annual retainer of $10,000 and $3,000, respectively. Trustees’ fees and expenses accrued by the Portfolios for the six months ending June 30, 2019 are reported on the Statements of Operations.

8. RELATED PARTY TRANSACTIONS

Certain Portfolios engaged in cross trades between each other during the six months ended June 30, 2019 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board of trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a-7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Trust’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Portfolio.

Transactions related to cross trades during the six months ended June 30, 2019 were as follows:

Portfolio	Purchase cost paid to Portfolios	Sale proceeds received from Portfolios	Realized gain/(loss) on sales to Portfolios
Morningstar Conservative ETF Asset Allocation Portfolio	$–	$2,814	$429
Morningstar Income and Growth ETF Asset Allocation Portfolio	–	437,784	17,850
Morningstar Balanced ETF Asset Allocation Portfolio	(316,054)	138,908	21,181
Morningstar Growth ETF Asset Allocation Portfolio	–	155,790	23,755
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	(419,242)	–	–

9. SUBSEQUENT EVENTS

On June 6, 2019, the Board, based upon the recommendation of the Adviser, has determined to close and liquidate the ALPS | Stadion Core ETF Portfolio and the ALPS | Stadion Tactical Growth Portfolio (each a “Fund”). The Board concluded that it would be in the best interests of each Fund and each Fund’s shareholders that each Fund be closed and liquidated as series of the Trust, with an effective date on or about October 18, 2019 (the “Liquidation Date”).

69  |  June 30, 2019

ALPS Variable Investment Trust

Additional Information	June 30, 2019 (Unaudited)

PROXY VOTING

Portfolio policies and procedures used in determining how to vote proxies relating to Portfolio securities and a summary of proxies voted by the Portfolios for the 12 months ended June 30, are available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll-free) (866) 432-2926 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios are required to disclose, after their first and third fiscal quarters, the complete schedule of each Portfolio’s holdings with the SEC as an exhibit to its report on Form N-PORT. N-PORT reports will be available on the SEC’s website at www.sec.gov. The Portfolio’s N-PORT reports will be available without charge, upon request, by calling (toll-free) 1-866-432-2926 or by writing to ALPS Variable Investment Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

LICENSING AGREEMENT

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to the Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”), to allow the Adviser’s use of the Alerian Midstream Energy Select Index (the “Index”). The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for the Alerian Portfolio. “Alerian” and “Alerian Midstream Energy Select Index” are service marks or trademarks of Alerian. Alerian acts as brand licensor for the Index. Alerian is not responsible for the descriptions of the Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

The Alerian Portfolio is not is issued, sponsored, endorsed, sold or promoted by the Licensor or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Alerian Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Alerian Portfolio particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Alerian Portfolio. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Alerian Portfolio to be issued or in the determination or calculation of the equation by which the Alerian Portfolio is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of the Alerian Portfolio. The Index is a trademark of Alerian and its general use is granted under a license for Alerian.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ALERIAN PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Alerian Portfolio, owners of the Shares of the Alerian Portfolio or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

70  |  June 30, 2019

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2019 (Unaudited)

MORNINGSTAR PORTFOLIOS

At a meeting on June 6, 2019, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement with ALPS Advisors, Inc. (“AAI”) and the Investment Subadvisory Agreement with Morningstar Investment Management, LLC (formerly known as Ibbotson Associates, Inc.) (“Morningstar”) for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each Morningstar Portfolio.

The Independent Trustees were assisted by independent legal counsel throughout the contract review process. They discussed the proposed continuances in executive session with such counsel at which no representatives of fund management, AAI, or Morningstar were present. The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the Investment Subadvisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board, including the Independent Trustees, were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each agreement.

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI, including investment sub-adviser selection, evaluation, and monitoring and trade execution and the portfolio management services provided by Morningstar, in light of the investment objective of each Morningstar Portfolio. The Board also considered the portfolio team’s demonstrated consistency in investment approach for the Morningstar Portfolios, and took note of the degree of portfolio overlap across the various Morningstar Portfolios. The Board reviewed the background and experience of (i) the current AAI personnel responsible for evaluating and monitoring each Morningstar Portfolio and (ii) the Portfolio manager personnel of Morningstar responsible for managing the investments of each Morningstar Portfolio. The Board also considered the compliance structure and records of AAI and Morningstar. Finally, the Board considered the Board’s and the Trust’s previous association with the current personnel employed by AAI, the relationships those AAI personnel maintain with Morningstar, and the ability of those personnel to evaluate the services provided by Morningstar.

The Board concluded that the nature, extent, and quality of the services provided by AAI and Morningstar to the Morningstar Portfolios were appropriate and consistent with the terms of the respective agreements and that each Morningstar Portfolio and its shareholders were likely to benefit from the services provided under the agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by Morningstar had been consistent and that AAI and Morningstar have sufficient personnel, with the appropriate education and experience, to serve each Morningstar Portfolio effectively. The Board also concluded that Morningstar had demonstrated a continuing ability to attract and retain well-qualified personnel and that the structure of AAI’s operations was sufficient to retain and properly motivate the Morningstar Portfolios’ current senior advisory personnel at AAI. Finally, the Board concluded that the financial condition of each of AAI and Morningstar was sound.

Investment Performance

The Board reviewed the net total return performance of each Morningstar Portfolio as of March 31, 2019, over the three-month, one-year, three-year, five-year, ten-year, and since inception periods. The Board considered information from an independent research provider regarding the net total return performance of each Morningstar Portfolio relative to its performance universe. The Board also received and considered the quarterly commentaries from AAI and Morningstar regarding the performance characteristics of each Morningstar Portfolio.

The Board noted generally, that, as of March 31, 2019: (i) the net total return performance of the Morningstar Aggressive Growth ETF Asset Allocation Portfolio, for both share classes, generally outperformed its performance universe median for the three-month, three-year, five-year, and ten-year periods, and underperformed its performance universe median for the one-year period; (ii) the net total return performance of the Morningstar Balanced ETF Asset Allocation Portfolio, for both share classes, underperformed the performance universe median for the three-month, one-year, and ten-year periods, for Class I, outperformed its performance universe median for the three-year and five-year periods, and for Class II, underperformed its performance universe median for the three-year and five-year periods; (iii) the net total return performance of each of the Morningstar Conservative ETF Asset Allocation Portfolio and the Morningstar Income & Growth ETF Asset Allocation Portfolio, for both share classes, underperformed its performance universe median for the three-month, one-year, three-year, five-year, and ten-year periods; and (iv) the net total return performance of the Morningstar Growth ETF Asset Allocation Portfolio, for both share classes, underperformed its performance universe median for the three-month and one-year periods, for Class I, outperformed its performance universe median for the three-year period, and for Class II, underperformed its performance universe median for the three-year period.

71  |  June 30, 2019

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2019 (Unaudited)

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by each Morningstar Portfolio to AAI and the fees paid by AAI to Morningstar under the agreements. The Board also took note of the fact that Morningstar would be paid by AAI and not directly by each Morningstar Portfolio. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Morningstar Portfolios, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by Morningstar to other comparable client accounts (including, for example, Morningstar’s stated fee schedule and fee range for its sub-advisory clients). In connection therewith, the Board noted Morningstar’s statements regarding the range of services that are provided in its capacity as sub-adviser to the Morningstar Portfolios.

The Board noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s other clients employing comparable strategies, as applicable, were not indicative of any unreasonableness with respect to the advisory fees proposed to be payable by the Morningstar Portfolios.

The Board concluded that each Morningstar Portfolio’s actual management fees and total expenses were within an acceptable range when compared with the median of the actual management fees charged to similar open-end funds in the expense group and wider expense universe, taking into account management and non-management fees and the limitations of the peer universe for the Morningstar Portfolios.

The Board also concluded that both the (i) actual management fees payable by each Morningstar Portfolio to AAI and the fees payable by AAI to Morningstar; and (ii) actual total expenses borne by each Morningstar Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds.

Profitability and Costs of Services to Investment Advisers

The Board reviewed reports of the financial condition of each of AAI’s and Morningstar’s parent organizations, as well as current profitability analyses provided by both AAI and Morningstar. The Board considered the profitability of AAI to its overall relationship with the Morningstar Portfolios, which included fees payable to AAI for investment advisory services. The Board concluded that the profits attributable to the services provided by AAI to each Morningstar Portfolio were not excessive.

The Board also considered the profitability of Morningstar’s overall relationship with the Morningstar Portfolios, which included fees payable to Morningstar by AAI for advisory services. In light of the foregoing, the Board concluded that the profits attributable to the services provided by Morningstar to each Morningstar Portfolio were not excessive.

Economies of Scale

The Board reviewed certain financial information provided by AAI and Morningstar, as well as the asset size of each Morningstar Portfolio, and concluded that, to the extent additional economies of scale could be realized as the assets of each Morningstar Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered AAI’s and Morningstar’s statements regarding potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI and Morningstar might receive in connection with their association with the Morningstar Portfolios. The Board concluded that there were no material incidental benefits accruing to AAI or Morningstar in connection with their relationship with the Morningstar Portfolios.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services and Morningstar’s compensation for investment sub-advisory services are consistent with the best interests of each Morningstar Portfolio and its shareholders.

ALERIAN PORTFOLIO

At a meeting on June 6, 2019, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement with ALPS Advisors, Inc. (“AAI”) for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to the Alerian Portfolio.

72  |  June 30, 2019

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2019 (Unaudited)

The Independent Trustees were assisted by independent legal counsel throughout the contract review process. They discussed the proposed continuances in executive session with such counsel at which no representatives of fund management or AAI were present. The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement with AAI and the weight to be given to each such factor. The conclusions reached by the Board, including the Independent Trustees, were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each agreement.

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI in light of the investment objective of the Alerian Portfolio. The Board reviewed the research and decision-making processes utilized by AAI, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Alerian Portfolio. The Board also considered the portfolio manager’s demonstrated consistency in investment approach for the Alerian Portfolio. The Board reviewed the background and experience of the current AAI personnel responsible for the management of the Alerian Portfolio. The Board also considered the compliance structure and records of AAI. Finally, the Board considered the Board’s and the Trust’s previous association with the current personnel employed by AAI and the relationships those AAI personnel maintain with the index provider to the Alerian Portfolio.

The Board concluded that the nature, extent, and quality of the services to be provided by AAI to the Alerian Portfolio were appropriate and consistent with the terms of the Investment Advisory Agreement and that the Alerian Portfolio and its shareholders were likely to benefit from services provided under the agreement. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by AAI had been consistent, and that AAI would have sufficient personnel, with the appropriate education and experience, to serve the Alerian Portfolio effectively. The Board also concluded that AAI had demonstrated a continuing ability to attract and retain well-qualified personnel. Finally, the Board concluded that the financial condition of AAI was sound.

Investment Performance

The Board reviewed the net total return performance of the Alerian Portfolio for the three-month, one-year, three-year, five-year, and since inception ended March 31, 2019. The Board also considered the limitations on the comparability of performance information for certain related funds and accounts. The Board also received and considered the quarterly commentaries from AAI regarding the performance characteristics of the Alerian Portfolio.

The Board noted that the net total return performance of the Alerian Portfolio, for both share classes, outperformed its performance universe median for the three-month, three-year, and five-year periods ended March 31, 2019 and generally underperformed its performance universe median for the one-year period ended March 31, 2019.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Alerian Portfolio to AAI under the Investment Advisory Agreement.

In its review, the Board considered information about, among other things, (i) the rates of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Alerian Portfolio, after taking into account agreements to waive fees and/or reimburse expenses, (ii) the fees charged by AAI to other comparable client accounts, and (iii) the asset size of the Alerian Portfolio relative to its peers. Further, the Board also considered the differences in the level of services provided by AAI to the Alerian Portfolio and to other comparable accounts. In connection with the foregoing, the Board noted, for example, AAI’s statements regarding differences in operational structures of a certain similarly managed fund.

The Board also noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s other clients employing comparable strategies were not indicative of any unreasonableness with respect to the advisory fees proposed to be payable by the Alerian Portfolio.

The Board concluded that the Alerian Portfolio’s actual management fees and total expenses were lower than the median of the fees charged to similar open-end funds in the expense peer group and universe, taking into account management and non-management fees and the limitations of the peer group and universe for the Alerian Portfolio.

73  |  June 30, 2019

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2019 (Unaudited)

The Board also concluded that both the (i) actual management fees payable by the Alerian Portfolio to AAI and (ii) total expenses borne by the Alerian Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the fees AAI charges to other clients.

Profitability and Costs of Services to Investment Adviser

The Board reviewed reports of the financial condition of AAI, as well as current profitability analyses provided by AAI. The Board considered whether the provision of services by AAI to the Alerian Portfolio was profitable to AAI. In light of the foregoing, the Board concluded that the profits attributable to the services provided by AAI to the Alerian Portfolio were not excessive.

Economies of Scale

The Board reviewed certain financial information provided by AAI and the asset size of the Alerian Portfolio, and concluded that, to the extent any economies of scale could be realized as the assets of the Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI might receive in connection with its association with the Alerian Portfolio. The Board concluded that there were no material incidental benefits accruing to AAI in connection with its relationship with the Alerian Portfolio.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services is consistent with the best interests of the Alerian Portfolio and its shareholders.

RED ROCKS PORTFOLIO

At a meeting on June 6, 2019, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement with ALPS Advisors, Inc. (“AAI”) for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to the Red Rocks Portfolio.

The Independent Trustees were assisted by independent legal counsel throughout the contract review process. They discussed the proposed continuances in executive session with such counsel at which no representatives of fund management, AAI, or Red Rocks were present. The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement with AAI and the Sub-Advisory Agreement with Red Rocks, and the weight to be given to each such factor. The conclusions reached by the Board, including the Independent Trustees, were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each agreement.

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI and Red Rocks, including evaluation and monitoring and trade execution, in light of the investment objective of the Red Rocks Portfolio. The Board also considered the Portfolio team’s demonstrated consistency in investment approach for the Red Rocks Portfolio as well as ongoing discussions regarding the Red Rocks Portfolio’s peer group. The Board reviewed: (i) the background and experience of the current AAI personnel responsible for the evaluation and monitoring for the Red Rocks Portfolio; and (ii) the portfolio management personnel of Red Rocks responsible for managing the investments of the Red Rocks Portfolio. The Board also considered the compliance structures and records of AAI and Red Rocks. Finally, the Board considered the Board’s and the Trust’s previous association with the current personnel employed by AAI.

The Board concluded that the nature, extent, and quality of the services to be provided by AAI and Red Rocks to the Red Rocks Portfolio were appropriate and consistent with the terms of the Investment Advisory Agreement and Sub-Advisory Agreement respectively, and that the Red Rocks Portfolio and its shareholders were likely to benefit from services provided under those agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by each of AAI and Red Rocks had been consistent and that each investment adviser would have sufficient personnel, with the appropriate education and experience, to serve the Red Rocks Portfolio effectively. The Board also concluded that AAI had demonstrated a continuing ability to attract and retain well-qualified personnel. Finally, the Board concluded that the financial condition of AAI and Red Rocks was sound.

74  |  June 30, 2019

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2019 (Unaudited)

Investment Performance

The Board reviewed the net total return performance of the Red Rocks Portfolio for the three-month, one-year, three-year, and since inception periods ended March 31, 2019. The Board also considered the limitations on the comparability of performance information for certain related funds and accounts. The Board also received and considered the quarterly commentaries from AAI regarding the performance characteristics of the Red Rocks Portfolio.

The Board noted that the net total return performance of the Red Rocks Portfolio, for both share classes, outperformed its performance universe median for the three-month, one-year, and three-year periods ended March 31, 2019.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Red Rocks Portfolio to AAI and the fees paid by AAI to Red Rocks under the agreements. The Board also took note of the fact that Red Rocks would be paid by AAI and not directly by the Red Rocks Portfolio. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Red Rocks Portfolio, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by Red Rocks to other comparable client accounts.

The Board noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s and Red Rocks’ other clients employing comparable strategies, as applicable, were not indicative of any unreasonableness with respect to the advisory and sub-advisory fees proposed to be payable by the Red Rocks Portfolio.

The Board concluded that the Red Rocks Portfolio’s actual management fees and total expenses were generally lower than the median of the fees charged to similar open-end funds in the expense peer group and universe, taking into account management and non-management fees and the limitations of the peer group and universe for the Red Rocks Portfolio.

The Board also concluded that both the (i) actual management fees payable by the Red Rocks Portfolio to AAI and (ii) total expenses borne by the Red Rocks Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the fees AAI charges to other clients.

Profitability and Costs of Services to Investment Adviser

The Board reviewed reports of the financial condition of AAI. The Board also reviewed a current profitability analysis provided by AAI, and as part of its consideration of profitability, took note of the fact that Red Rocks is a wholly-owned subsidiary of AAI. The Board considered whether the provision of services by AAI to the Red Rocks Portfolio was profitable to AAI. The Board concluded that the profits attributable to the services provided by AAI to the Red Rocks Portfolio were not excessive, and that in light of the foregoing (including AAI’s ownership of Red Rocks), the Board concluded that the profits attributable to the services provided by Red Rocks to the Red Rocks Portfolio were not excessive.

Economies of Scale

The Board reviewed certain financial information provided by AAI and Red Rocks, and bearing in mind the asset size of the Red Rocks Portfolio, concluded that, to the extent any economies of scale could be realized as the assets of the Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI or Red Rocks might receive in connection with its association with the Red Rocks Portfolio. The Board concluded that there were no material incidental benefits accruing to AAI or Red Rocks in connection with their relationship with the Red Rocks Portfolio.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services and Red Rocks’ compensation for investment sub-advisory services are consistent with the best interests of the Red Rocks Portfolio and its shareholders.

75  |  June 30, 2019

The Management Commentaries included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

Item 2.	Code of Ethics.

Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable to Registrant.

(a)(4)	Not applicable to Registrant.

(b)	The certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Jeremy Held
Jeremy Held
President (Principal Executive Officer)

Date:	August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy Held
Jeremy Held
President (Principal Executive Officer)

Date:	August 29, 2019

By:	/s/ Kathryn Burns
Kathryn Burns
Treasurer (Principal Financial Officer)

Date:	August 29, 2019